UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6310

GREENWICH STREET SERIES FUND
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800)-725-6666

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

      The SEMI-ANNUAL Report to Stockholders is filed herewith.



[INSERT SHAREHOLDER REPORT]

       Greenwich Street Series Fund Semi-Annual Report
                                                 Equity Index Portfolio

                                 Diversified Strategic Income Portfolio

                           Salomon Brothers Variable All Cap Value Fund

                            Salomon Brothers Variable Money Market Fund

                         Salomon Brothers Variable Emerging Growth Fund

                    Salomon Brothers Variable International Equity Fund

                         Salomon Brothers Variable Growth & Income Fund

                                                          June 30, 2003

SEMI-ANNUAL REPORT FOR GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

Letter from the Chairman....................................   1

Schedules of Investments:

       Salomon Brothers Variable Money Market Fund..........   2

       Diversified Strategic Income Portfolio...............   3

       Salomon Brothers Variable All Cap Value Fund.........  17

       Equity Index Portfolio...............................  21

       Salomon Brothers Variable Growth & Income Fund.......  35

       Salomon Brothers Variable Emerging Growth Fund.......  40

       Salomon Brothers Variable International Equity
        Fund................................................  42

Statements of Assets and Liabilities........................  46

Statements of Operations....................................  48

Statements of Changes in Net Assets.........................  50

Notes to Financial Statements...............................  54

Financial Highlights........................................  63

SEMI-ANNUAL REPORT FOR GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

[/s/ R. JAY GERKEN]
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2003

                  SALOMON BROTHERS VARIABLE MONEY MARKET FUND

        FACE                                                                             ANNUALIZED
       AMOUNT                                      SECURITY                                YIELD          VALUE
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES -- 95.7%
      $210,000           Federal Farm Credit Bank mature 7/1/03 to 7/8/03............  0.94% to 0.95%   $  209,981
       200,000           Federal Home Loan Bank mature 7/2/03 to 7/7/03..............       1.00           199,981
       269,000           Federal Home Loan Mortgage Corp. mature 7/3/03 to 7/11/03...   1.00 to 1.05       268,954
       200,000           Federal National Mortgage Association mature 7/9/03 to
                           7/16/03...................................................   0.90 to 0.96       199,940
       150,000           United States Treasury Bill matures 1/3/03..................       0.83           149,993
------------------------------------------------------------------------------------------------------------------
                         TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES
                         (Cost -- $1,028,849)........................................                    1,028,849
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.3%
        46,000           Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at
                           maturity -- $46,001; (Fully collateralized by various U.S.
                           government
                           and agency obligations, 3.500% to 11.250% due 11/15/04 to
                           2/15/26;
                           Market value -- $46,920) (Cost -- $46,000)................                       46,000
------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $1,074,849*).......................................                   $1,074,849
------------------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 2

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT                                            SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECTOR -- 43.8%
                          Federal Home Loan Bank:
$ 3,000,000                 3.375% due 5/14/04 (a)....................................  $  3,058,350
  1,052,793                 6.500% due 9/1/31 (a).....................................     1,095,882
                          Federal Home Loan Mortgage Corp. (FHLMC):
    341,495                 7.000% due 2/1/15 through 5/1/16..........................       362,846
  2,000,000                 5.000% due 7/1/33 (b).....................................     2,032,500
  2,000,000                 5.500% due 7/1/33 (b)+....................................     2,063,750
  2,500,000                 6.500% due 7/1/33 (b)+....................................     2,602,345
                          Federal National Mortgage Association (FNMA):
    437,189                 5.500% due 12/1/16........................................       454,348
    228,586                 7.500% due 2/1/30 through 7/1/31..........................       242,954
  3,665,345                 6.500% due 3/1/16 through 3/1/32 (a)......................     3,834,856
  5,150,295                 6.000% due 8/1/16 through 4/1/32 (a)......................     5,360,745
  2,548,368                 7.000% due 5/1/30 through 4/1/32 (a)......................     2,684,495
  2,000,000                 6.000% due 7/1/33 (b)+....................................     2,078,750
  6,000,000                 5.500% due 7/1/33 through 8/1/33 (b)+.....................     6,196,250
                          Government National Mortgage Association (GNMA):
  1,506,204                 6.500% due 9/15/28 through 2/15/31........................     1,583,987
    413,304                 7.000% due 6/15/28 through 2/15/31........................       436,988
                          U.S. Treasury Notes:
  1,100,000                 5.875% due 11/5/04 (a)++..................................     1,171,028
  3,000,000                 3.250% due 8/15/07 (a)....................................     3,131,838
    500,000                 4.375% due 8/15/12 (a)....................................       536,270
  5,000,000                 3.875% due 2/15/13 (a)....................................     5,146,680
----------------------------------------------------------------------------------------------------
                          TOTAL U.S. GOVERNMENT SECTOR (Cost -- $42,980,456)..........    44,074,862
----------------------------------------------------------------------------------------------------



   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.4%
    500,000     A         CS First Boston Mortgage Securities Corp., Series 2001-HE12,
                            Class M2, 2.255% due 9/25/31..............................       496,590
    172,702     BBB+      First Consumers Master Trust, Series 2001-A, Class A, 1.490%
                            due 9/15/08...............................................       164,791
                          Metris Master Trust:
    198,000     BBB+        Series 2001-2, Class B, 2.184% due 11/20/09...............       159,555
                            Series 2001-3:
    185,000     BBB+          Class B, 2.004% due 7/21/08.............................       171,652
    205,000     BB            Class C, 2.804% due 7/21/08 (d).........................       172,200
    229,610     BBB       Sail Net Interest Margin Notes, Series 2003-3, Class A,
                            7.750% due 4/27/33 (d)....................................       228,462
----------------------------------------------------------------------------------------------------
                          TOTAL ASSET-BACKED SECURITIES (Cost -- $1,365,866)..........     1,393,250
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- 0.5%
    451,920     AAA       Commercial Mortgage Pass-Through Certificates, Series
                            2001-J2A, Class A1, 5.447% due 7/16/34 (d)
                            (Cost -- $469,875)........................................       484,179
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
HIGH-YIELD SECTOR -- 30.2%
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 28.9%
----------------------------------------------------------------------------------------------------
AIRLINES -- 0.3%
$    80,000     C*        Air Canada, Sr. Notes, 10.250% due 3/15/11 (e)..............  $     36,400
                          Continental Airlines Inc., Pass-Through Certificates:
    100,000     B+          Class D, 7.568% due 12/1/06...............................        75,391
     27,673     BB          Series 00-2, Class C, 8.312% due 10/2/12..................        21,442
     70,000     BB-         Series 99-2, Class C-2, 7.434% due 3/15/06................        61,806
     85,000     B3*       Dunlop Standard Aerospace Holdings, Sr. Notes, 11.875% due
                            5/15/09...................................................        91,800
                          United Air Lines, Inc., Pass-Through Certificates:
     23,260     B-          Series 00-1, Class B, 8.030% due 7/1/11 (e)...............         5,824
     49,094     Ba3*        Series 00-2, Class B, 7.811% due 10/1/09 (e)..............        12,723
     45,000     B-          Series 01-1, Class C, 6.831% due 9/1/08 (e)...............         6,794
     40,903     A+        US Airways, Inc., Pass-Through Trust, Secured Notes, 8.360%
                            due 7/20/20 (f)...........................................        39,345
----------------------------------------------------------------------------------------------------
                                                                                             351,525
----------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 0.3%
     25,000     Ba2*      Arvin Capital Trust I, Jr. Sub. Notes, 9.500% due 2/1/27....        26,062
    115,000     BBB-      Avis Group Holdings, Inc., Sr. Sub. Notes, 11.000% due
                            5/1/09....................................................       129,375
                          Dana Corp.:
     35,000     BB          10.125% due 3/15/10.......................................        38,762
     75,000     BB          9.000% due 8/15/11........................................        81,563
     20,000     B-        Eagle Picher Industries, 9.375% due 3/1/08..................        18,800
     50,000     Baa1*     Ford Motor Co., 7.450% due 7/16/31..........................        45,930
      5,000     CCC       LDM Technologies Inc., Sr. Sub. Notes, 10.750% due
                            1/15/07...................................................         5,213
----------------------------------------------------------------------------------------------------
                                                                                             345,705
----------------------------------------------------------------------------------------------------
CABLE AND OTHER MEDIA -- 3.4%
    350,000     BBB+      AOL Time Warner Inc., 7.625% due 4/15/31....................       405,454
    220,000     BBB       AT&T Broadband Corp., 8.375% due 3/15/13....................       276,108
                          Charter Communications Holdings, LLC:
                            Sr. Discount Notes:
    430,000     CCC-           Step bond to yield 11.703% due 1/15/10.................       255,850
    125,000     CCC-           Step bond to yield 11.043% due 1/15/11.................        65,625
    175,000     CCC-           Step bond to yield 17.390% due 5/15/11.................        89,250
    150,000     CCC-        Sr. Notes, 10.750% due 10/1/09............................       117,000
    220,000     BBB       Cox Communications, Inc., 7.750% due 11/1/10................       269,495
                          CSC Holdings Inc.:
     30,000     BB-         Sr. Notes, Series B, 7.625% due 4/1/11....................        30,450
    250,000     B+          Sr. Sub. Debentures, 10.500% due 5/15/16..................       273,750
    125,000     B1*       DIRECTV Holdings, Sr. Notes, 8.375% due 3/15/13 (d).........       140,000
                          EchoStar DBS Corp., Sr. Notes:
    155,000     BB-         10.375% due 10/1/07.......................................       172,437
    160,000     BB-         9.125% due 1/15/09........................................       179,600
    110,000     BB-         9.375% due 2/1/09.........................................       117,838
    190,000     B-        Emmis Communications Corp., Sr. Discount Notes, step bond to
                            yield 12.489% due 3/15/11.................................       165,300

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
CABLE AND OTHER MEDIA -- 3.4% (CONTINUED)
$   130,000     B-        Insight Communications Co., Inc., Sr. Discount Notes, step
                            bond to yield 12.269% due 2/15/11.........................  $    108,550
    125,000     B2*       Mediacom Communications Corp., Sr. Notes, 9.500% due
                            1/15/13...................................................       132,813
                          Paxson Communications Corp.:
     65,000     CCC+        Sr. Sub. Discount Notes, step bond to yield 11.326% due
                               1/15/09................................................        54,600
     45,000     CCC+        Sr. Sub. Notes, 10.750% due 7/15/08.......................        48,600
                          Pegasus Communications Corp.:
     40,000     CCC-        Sr. Discount Notes, step bond to yield 18.184% due
                               3/1/07.................................................        33,600
                            Sr. Notes, Series B:
     10,000     CCC-           9.625% due 10/1/05.....................................         9,200
     30,000     CCC-           9.750% due 12/1/06.....................................        27,450
     60,000     B2*       Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due
                            7/1/11....................................................        66,300
    185,000     BB-       Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due
                            12/1/15...................................................       209,975
     35,000     B-        Spanish Broadcasting Systems, Inc., Sr. Sub. Notes, 9.625%
                            due 11/1/09...............................................        37,363
    125,000     BBB+      Time Warner, Inc., 6.625% due 5/15/29.......................       129,375
     50,000     B+        Vivendi Universal S.A., Sr. Notes, 9.250% due 4/15/10 (d)...        57,125
----------------------------------------------------------------------------------------------------
                                                                                           3,473,108
----------------------------------------------------------------------------------------------------
CAPITAL GOODS -- 0.1%
     75,000     B         Terex Corp., 8.875% due 4/1/08..............................        78,375
----------------------------------------------------------------------------------------------------
CHEMICALS -- 1.2%
     45,000     Ba2*      Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11............        50,287
     75,000     B-        Avecia Group PLC, 11.000% due 7/1/09........................        68,250
                          FMC Corp.:
     50,000     BB+         6.750% due 5/5/05.........................................        50,250
    100,000     BB+         Debentures, 7.750% due 7/1/11.............................        98,500
                          Huntsman International LLC:
     35,000     B           9.875% due 3/1/09.........................................        36,575
    785,000     B-          Sr. Discount Notes, zero coupon bond to yield 13.588% due
                               12/31/09...............................................       310,075
     80,000     B+        IMC Global Inc., Sr. Notes, 11.250% due 6/1/11..............        83,600
     80,000     BB-       ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due
                            7/1/11....................................................        90,800
     75,000     B+        ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due
                            12/15/09..................................................        80,063
     80,000     BB        Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12...        82,400
     85,000     BBB-      Methanex Corp., Sr. Notes, 8.750% due 8/15/12...............        95,625
     45,000     B-        OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11.........        44,100
     75,000     BB        Rhodia S.A., Sr. Notes, 7.625% due 6/1/10 (d)...............        79,687
     10,000     BB-       Terra Capital Inc., Sr. Secured Notes, 12.875% due
                            10/15/08..................................................        10,700
----------------------------------------------------------------------------------------------------
                                                                                           1,180,912
----------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS/TOBACCO -- 0.7%
     30,000     B+        AKI, Inc., Sr. Notes, 10.500% due 7/1/08....................        30,900
     10,000     B-        Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07......         9,500
     25,000     B-        Home Interiors & Gifts, Inc., 10.125% due 6/1/08............        25,500
    160,000     CCC       Remington Products Co. LLC, Sr. Sub. Notes, Series D,
                            11.000% due 5/15/06.......................................       161,600
     60,000     CCC+      Revlon Consumer Products, Sr. Secured Notes, 12.000% due
                            12/1/05...................................................        58,650
     55,000     B         Salton Inc., Sr. Sub. Notes, 12.250% due 4/15/08............        55,000
    210,000     B-        Sealy Mattress Co., Sr. Discount Notes, Series B, 10.875%
                            due 12/15/07..............................................       215,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS/TOBACCO -- 0.7% (CONTINUED)
$    60,000     BB-       Sola International Inc., Sr. Notes, 6.875% due 3/15/08......  $     57,300
    139,000     BB+       Standard Commercial Corp., 8.875% due 8/1/05................       142,475
----------------------------------------------------------------------------------------------------
                                                                                             756,175
----------------------------------------------------------------------------------------------------
CONTAINERS/PACKAGING -- 0.7%
    100,000     B+        Anchor Glass Container Corp., 11.000% due 2/15/13 (d).......       109,750
    100,000     B-        Berry Plastics Corp., 10.750% due 7/15/12...................       110,500
    155,000     BB        Brockway-Illinois, Inc., 8.875% due 2/15/09.................       168,950
     45,000     B+        Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05.........        46,350
     75,000     B+        Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11......        80,625
                          Pliant Corp.:
     50,000     B-          Sr. Secured Notes, 11.125% due 9/1/09 (d).................        53,375
     10,000     B-          Sr. Sub. Notes, 13.000% due 6/1/10........................         9,450
     25,000     B         Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10 (d)....        25,813
     75,000     BBB       Sealed Air Corp., 6.950% due 5/15/09 (d)....................        82,947
     60,000     B-        Tekni-Plex Inc., Sr. Sub. Notes, Series B, 12.750% due
                            6/15/10...................................................        58,800
----------------------------------------------------------------------------------------------------
                                                                                             746,560
----------------------------------------------------------------------------------------------------
ENERGY -- 2.6%
                          Avon Energy Partners Holding:
    100,000     Caa1*       6.460% due 3/4/08 (d).....................................        86,250
    125,000     Caa1*       Sr. Notes, 7.050% due 12/11/07 (d)........................       107,812
                          El Paso Corp., Sr. Notes:
    250,000     B           7.800% due 8/1/31.........................................       211,875
     50,000     B           7.750% due 1/15/32........................................        42,375
     60,000     BB-       El Paso Energy Partners L.P., Sr. Sub. Notes, Series B,
                            8.500% due 6/1/11.........................................        64,500
     95,000     BB-       Leviathan Gas Pipeline Partners L.P., Sr. Sub. Notes, Series
                            B, 10.375% due 6/1/09.....................................       101,887
    210,000     B+        Magnum Hunter Resources Inc., 9.600% due 3/15/12............       232,050
    330,000     CCC+      NGC Corp., Debentures, 7.625% due 10/15/26..................       270,600
     25,000     B         Nuevo Energy Corp., Sr. Sub. Notes, Series B, 9.500% due
                            6/1/08....................................................        26,344
     35,000     Ba1*      Ocean Energy Inc., Sr. Sub. Notes, Series B, 8.375% due
                            7/1/08....................................................        36,706
                          Plains Exploration and Production Co., Sr. Sub. Notes:
     75,000     B           8.750% due 7/1/12 (d).....................................        80,625
     40,000     B           Series B, 8.750% due 7/1/12...............................        43,000
                          Pogo Producing Co., Sr. Sub. Notes, Series B:
     15,000     BB          10.375% due 2/15/09.......................................        16,406
     20,000     BB          8.250% due 4/15/11........................................        22,250
     80,000     BB        Pride International Inc., Sr. Notes, 10.000% due 6/1/09.....        88,000
     75,000     B-        Range Resources Corp., Sr. Sub. Notes, 8.750% due 1/15/07...        76,688
    125,000     B+        Stone Energy Corp., Sr. Sub. Notes, 8.750% due 9/15/07......       130,313
     35,000     BB-       Superior Energy Services Inc., LLC, Sr. Notes, 8.875% due
                            5/15/11...................................................        37,800
     30,000     B         Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12.........        32,775
     25,000     B2*       Trico Marine Services Inc., 8.875% due 5/15/12..............        21,625
    275,000     BBB       Valero Energy Corp., 4.750% due 6/15/13.....................       269,380

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
ENERGY -- 2.6% (CONTINUED)
                          Vintage Petroleum, Inc.:
$    50,000     BB-         Sr. Notes, 8.250% due 5/1/12..............................  $     55,250
                            Sr. Sub. Notes:
     40,000     B1*            9.750% due 6/30/09.....................................        43,200
     25,000     B1*            7.875% due 5/15/11.....................................        26,938
    100,000     Ba3*      Westport Resources Corp., Sr. Sub. Notes, 8.250% due
                            11/1/11...................................................       110,000
                          Williams Cos., Inc.:
    125,000     B+          7.625% due 7/15/19........................................       121,875
    100,000     B+          7.875% due 9/1/21.........................................        98,000
     50,000     B+          8.750% due 3/15/32........................................        52,250
    125,000     B+          Sr. Notes, 8.625% due 6/1/10..............................       131,250
----------------------------------------------------------------------------------------------------
                                                                                           2,638,024
----------------------------------------------------------------------------------------------------
FINANCIAL -- 2.5%
    400,000     Aa2*      Bank of America Corp., Sr. Notes, 4.875% due 9/15/12........       422,931
     75,000     A3*       Ford Motor Credit Co., 7.250% due 10/25/11..................        77,225
    525,000     AAA       General Electric Capital Corp., 3.500% due 5/1/08...........       538,176
                          General Motors Acceptance Corp.:
    275,000     A3*         6.875% due 9/15/11........................................       276,345
     75,000     A3*         6.875% due 8/28/12........................................        74,950
    275,000     AA-       International Lease Finance Corp., 6.375% due 3/15/09.......       308,359
     65,000     Ba1*      Markel Capital Trust I, Jr. Sub. Notes, Series B, 8.710% due
                            1/1/46....................................................        68,212
    165,000     Aa3*      Morgan Stanley, 4.250% due 5/15/10..........................       170,085
    100,000     B3*       Ocwen Capital Trust I, Jr. Sub. Notes, 10.875% due 8/1/27...        84,500
     45,000     BB+       PXRE Capital Trust I, 8.850% due 2/1/27.....................        37,125
    325,000     A-        Standard Chartered Bank PLC, Sub. Notes, 8.000% due 5/30/31
                            (d).......................................................       414,348
----------------------------------------------------------------------------------------------------
                                                                                           2,472,256
----------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/BOTTLING -- 0.8%
                          Aurora Foods Inc., Sr. Sub. Notes, Series B:
    170,000     Ca*         9.875% due 2/15/07........................................        61,200
    100,000     Ca*         8.750% due 7/1/08.........................................        35,750
     40,000     B+        Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11....        43,400
     45,000     BB-       Dean Foods Corp., Sr. Notes, 6.900% due 10/15/17............        46,125
     25,000     Caa3*     Fleming Cos., Inc., Sr. Notes, 10.125% due 4/1/08 (e).......         3,875
    200,000     BBB       Kellogg Co., 2.875% due 6/1/08..............................       198,819
    155,000     A3*       Kraft Foods, Inc., 5.625% due 11/1/11.......................       169,182
    125,000     B         Merisant Co., Sr. Sub. Notes, 9.500% due 7/15/13 (d)........       130,000
     70,000     B2*       Michael Foods, Sr. Sub. Notes, Series B, 11.750% due
                            4/1/11....................................................        80,850
     30,000     Caa1*     Mrs. Fields' Original Cookies, Inc., Sr. Sub. Notes, Series
                            B, 10.125% due 12/1/04....................................        13,650
----------------------------------------------------------------------------------------------------
                                                                                             782,851
----------------------------------------------------------------------------------------------------
GAMING -- 1.4%
     55,000     B         Alliance Gaming Corp., Sr. Sub. Notes, Series B, 10.000% due
                            8/1/07....................................................        57,337
    115,000     B         Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due
                            2/15/09...................................................       130,956
    175,000     B+        Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11........       189,875
    100,000     B         Herbst Gaming Inc., Sr. Secured Notes, Series B, 10.750% due
                            9/1/08....................................................       110,750
     75,000     B+        Horseshoe Gaming Holding Corp., Series B, 8.625% due
                            5/15/09...................................................        79,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
GAMING -- 1.4% (CONTINUED)
                          Mandalay Resort Group:
$    30,000     BB-         Sr. Sub. Debentures, 7.625% due 7/15/13...................  $     30,825
     80,000     BB-         Sr. Sub. Notes, Series B, 10.250% due 8/1/07..............        90,800
                          MGM MIRAGE:
     40,000     BB+         9.750% due 6/1/07.........................................        45,600
    185,000     BB+         Sr. Sub. Notes, 8.375% due 2/1/11.........................       211,363
                          Park Place Entertainment Corp., Sr. Sub. Notes:
     75,000     BB+         8.875% due 9/15/08........................................        82,875
     25,000     BB+         7.875% due 3/15/10........................................        27,000
    115,000     BB+         8.125% due 5/15/11........................................       126,787
     80,000     B+        Station Casinos Inc., Sr. Sub. Notes, 8.875% due 12/1/08....        84,400
    135,000     B-        Venetian Casino Resort, LLC, 11.000% due 6/15/10............       152,887
----------------------------------------------------------------------------------------------------
                                                                                           1,421,330
----------------------------------------------------------------------------------------------------
HEALTHCARE -- 0.8%
     25,000     B-        aaiPharma Inc., 11.000% due 4/1/10..........................        27,625
     75,000     CCC       Athena Neuro Finance LLC, Sr. Notes, 7.250% due 2/21/08.....        63,469
    100,000     B-        Dade Behring Holdings, Inc., Sr. Sub. Notes, 11.910% due
                            10/3/10...................................................       113,500
     50,000     B2*       Extendicare Health Services Inc., Sr. Notes, 9.500% due
                            7/1/10....................................................        52,750
     20,000     B-        Hanger Orthopedic Group, Sr. Sub. Notes, 11.250% due
                            6/15/09...................................................        21,700
    140,000     BBB-      HCA Inc., Debentures, 8.360% due 4/15/24....................       158,036
    100,000     B-        Insight Heath Services Corp., Series B, 9.875% due
                            11/1/11...................................................       105,500
     50,000     BBB-      Tenet Healthcare Corp., Sr. Notes, 5.375% due 11/15/06......        48,250
     80,000     B2*       Universal Hospital Services, Inc., Sr. Notes, 10.250% due
                            3/1/08....................................................        82,800
    125,000     B3*       Vanguard Health Systems, Inc., 9.750% due 8/1/11............       125,000
----------------------------------------------------------------------------------------------------
                                                                                             798,630
----------------------------------------------------------------------------------------------------
HOUSING/BUILDING PRODUCTS -- 0.7%
     20,000     B         Associated Materials Inc., Sr. Sub. Notes, 9.750% due
                            4/15/12...................................................        21,925
     75,000     B-        Atrium Cos. Inc., Sr. Sub. Notes, Series B, 10.500% due
                            5/1/09....................................................        80,625
     75,000     B-        Brand Services Inc., Sr. Notes, 12.000% due 10/15/12........        85,875
    140,000     Ba2*      Louisiana Pacific Corp., Sr. Sub. Notes, 10.875% due
                            11/15/08..................................................       160,300
     45,000     Ba3*      Meritage Corp., Sr. Notes, 9.750% due 6/1/11................        49,950
     90,000     B-        Nortek Holdings, Inc., Sr. Sub. Notes, Series B, 9.875% due
                            6/15/11...................................................        95,175
     40,000     CCC       Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09......        17,400
     70,000     Ba2*      Schuler Homes Inc., Sr. Sub. Notes, 10.500% due 7/15/11.....        80,850
                          Standard Pacific Corp.:
     50,000     BB          Sr. Notes, 8.500% due 4/1/09..............................        53,250
     35,000     Ba3*        Sr. Sub. Notes, 9.250% due 4/15/12........................        39,463
----------------------------------------------------------------------------------------------------
                                                                                             684,813
----------------------------------------------------------------------------------------------------
INDUSTRIAL SPECIALTIES -- 0.2%
     35,000     BB+       American Greetings Corp., Sr. Sub. Notes, 11.750% due
                            7/15/08...................................................        40,950
     50,000     NR        Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08..........        43,000
     65,000     B         Flowserve Corp., 12.250% due 8/15/10........................        76,050
----------------------------------------------------------------------------------------------------
                                                                                             160,000
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
LODGING/LEISURE -- 1.0%
$    55,000     CCC+      AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11...  $     57,200
     70,000     B2*       Courtyard by Marriott II L.P., Sr. Secured Notes, Series B,
                            10.750% due 2/1/08........................................        70,175
    125,000     B1*       FelCor Lodging L.P., 8.500% due 6/1/11......................       126,562
                          HMH Properties Inc., Sr. Notes:
     80,000     Ba3*        Series A, 7.875% due 8/1/05...............................        81,800
    125,000     Ba3*        Series C, 8.450% due 12/1/08..............................       129,687
    130,000     Ba3*      Host Marriott L.P., Sr. Notes, 9.500% due 1/15/07...........       140,400
     75,000     B-        Icon Health & Fitness, Inc., 11.250% due 4/1/12.............        80,250
     30,000     CCC       Imax Corp., Sr. Notes, 7.875% due 12/1/05...................        29,850
    225,000     BB+       Starwood Hotels and Resorts Worldwide, Inc., 7.875% due
                            5/1/12....................................................       247,500
----------------------------------------------------------------------------------------------------
                                                                                             963,424
----------------------------------------------------------------------------------------------------
MACHINERY -- 0.2%
     45,000     BB        Case Corp., 7.250% due 1/15/16..............................        39,656
     20,000     BB        Case Credit Corp., 6.750% due 10/21/07......................        19,400
     30,000     B+        NMGH Holding Co., 10.000% due 5/15/09.......................        33,150
    110,000     CCC+      Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due
                            12/1/07...................................................        94,050
     25,000     B-        Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12.........        27,625
----------------------------------------------------------------------------------------------------
                                                                                             213,881
----------------------------------------------------------------------------------------------------
METALS/MINING/STEEL -- 0.5%
     60,000     BB        Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11............        68,850
     75,000     BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11............        88,309
    285,000     BBB       WMC Finance USA Ltd., 5.125% due 5/15/13 (d)................       294,915
     30,000     BB-       Wolverine Tube Inc., 10.500% due 4/1/09.....................        32,400
----------------------------------------------------------------------------------------------------
                                                                                             484,474
----------------------------------------------------------------------------------------------------
MUNICIPAL -- 0.6%
    525,000     AA+       Region of Lombardy, 5.804% due 10/25/32.....................       584,565
----------------------------------------------------------------------------------------------------
PAPER/FOREST PRODUCTS -- 1.0%
    125,000     BB+       Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30....       133,242
    125,000     BB+       Bowater Inc., Sr. Notes, 6.500% due 6/15/13 (d).............       118,813
                          Buckeye Technologies Inc., Sr. Sub. Notes:
     35,000     B+          9.250% due 9/15/08........................................        35,000
    135,000     B+          8.000% due 10/15/10.......................................       126,900
    120,000     B+        Millar Western Forest Products Ltd., Sr. Notes, 9.875% due
                            5/15/08...................................................       125,400
    235,000     BBB       Nexfor Inc., 7.250% due 7/1/12..............................       267,449
    210,000     B         Stone Container Corp., Sr. Notes, 11.500% due 8/15/06 (d)...       225,225
----------------------------------------------------------------------------------------------------
                                                                                           1,032,029
----------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING -- 0.7%
    100,000     B         Dex Media East, LLC, 12.125% due 11/15/12...................       118,750
     40,000     B+        Garden State Newspapers Inc., Sr. Sub. Notes, Series B,
                            8.750% due 10/1/09........................................        41,500
    127,264     B-        Hollinger Participation, Sr. Notes, Payment-in-kind, 12.125%
                            due 11/15/10 (d)..........................................       143,490
    100,000     B+        R.H. Donnelley Corp., Sr. Sub. Notes, 10.875% due 12/15/12
                            (d).......................................................       117,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING -- 0.7% (CONTINUED)
                          Yell Finance B.V.:
$    50,000     B           Sr. Discount Notes, step bond to yield 12.263% due
                               8/1/11.................................................  $     43,000
    200,000     B           Sr. Notes, 10.750% due 8/1/11.............................       231,500
----------------------------------------------------------------------------------------------------
                                                                                             695,240
----------------------------------------------------------------------------------------------------
RESTAURANTS -- 0.1%
     35,000     CCC+      Advantica Restaurant Group, Sr. Notes, 11.250% due
                            1/15/08...................................................        27,125
     25,000     B-        American Restaurant Group Inc., Sr. Secured Notes, Series D,
                            11.500% due 11/1/06.......................................        17,375
     50,000     CCC+      CKE Restaurants Inc., Sr. Sub. Notes, 9.125% due 5/1/09.....        48,750
     20,000     B-        Friendly Ice Cream Corp., Sr. Notes, 10.500% due 12/1/07....        20,550
----------------------------------------------------------------------------------------------------
                                                                                             113,800
----------------------------------------------------------------------------------------------------
RETAIL -- 1.1%
                          Cole National Group, Inc., Sr. Sub. Notes:
     25,000     B           8.625% due 8/15/07........................................        24,375
    175,000     B           8.875% due 5/15/12........................................       169,312
    150,000     CCC+      Eye Care Centers of America, Inc., 9.125% due 5/1/08........       140,250
    225,000     B+        Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08.....       234,000
                          The Gap, Inc., Sr. Notes:
     75,000     BB+         10.550% due 12/15/08......................................        91,500
     20,000     BB+         Sr. Notes, 9.900% due 12/15/05............................        22,600
    252,000     BB+       J.C. Penny Co., Inc., 9.000% due 8/1/12.....................       274,680
     43,000     B2*       Jo-Ann Stores, Inc., Sr. Sub. Notes, 10.375% due 5/1/07.....        45,419
     92,000     BB        Saks Inc., 9.875% due 10/1/11...............................       103,960
----------------------------------------------------------------------------------------------------
                                                                                           1,106,096
----------------------------------------------------------------------------------------------------
SERVICES/OTHER -- 1.2%
                          Allied Waste North America Inc., Sr. Notes:
    115,000     BB-         8.500% due 12/1/08........................................       124,200
     60,000     BB-         7.875% due 1/1/09.........................................        63,075
    125,000     B+          10.000% due 8/1/09........................................       133,437
    200,000     B         Iron Mountain, Inc., 8.625% due 4/1/13......................       215,000
     75,000     BB-       Mail-Well, Inc., 9.625% due 3/15/12.........................        79,313
     50,000     B         Muzak LLC, Sr. Notes, 10.000% due 2/15/09 (d)...............        52,625
    180,000     Ca*       Outsourcing Solutions Inc., Sr. Sub. Notes, 11.000% due
                            11/1/06 (e)...............................................         2,700
     25,000     B-        Petro Stopping Centers L.P., Sr. Notes, 10.500% due
                            2/1/07....................................................        25,000
                          Service Corp. International:
     55,000     BB-         Debentures, 7.875% due 2/1/13.............................        55,275
                            Sr. Notes:
     55,000     BB-            6.875% due 10/1/07.....................................        54,725
    195,000     BB-            6.500% due 3/15/08.....................................       191,588
     90,000     B+        Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due
                            7/1/08....................................................       100,800
     70,000     B         Williams Scotsman Inc., Sr. Notes, 9.875% due 6/1/07........        68,950
----------------------------------------------------------------------------------------------------
                                                                                           1,166,688
----------------------------------------------------------------------------------------------------
SUPERMARKETS/DRUGSTORES -- 0.5%
     25,000     B+        Ahold Finance USA, Inc., 8.250% due 7/15/10.................        25,750
     20,000     B+        The Great Atlantic & Pacific Tea Co., Inc., 7.750% due
                            4/15/07...................................................        18,800

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
SUPERMARKETS/DRUGSTORES -- 0.5% (CONTINUED)
                          Rite Aid Corp., Sr. Notes:
$    35,000     B-          7.625% due 4/15/05........................................  $     34,912
     25,000     B-          7.125% due 1/15/07........................................        24,875
    150,000     B-          11.250% due 7/1/08........................................       162,000
    200,000     BBB       Safeway Inc., Debentures, 7.250% due 2/1/31.................       225,979
----------------------------------------------------------------------------------------------------
                                                                                             492,316
----------------------------------------------------------------------------------------------------
TECHNOLOGY/ELECTRONICS -- 0.4%
     80,000     BB        Compagnie Generale de Geophysique S.A., Sr. Notes, 10.625%
                            due 11/15/07..............................................        82,400
     75,000     B         Nortel Networks Ltd., 6.875% due 9/1/23.....................        66,375
     50,000     B         Northern Telecom Capital Corp., 7.875% due 6/15/26..........        46,125
     75,000     B+        Per-Se Technologies, Inc., Sr. Notes, Series B, 9.500% due
                            2/15/05...................................................        76,875
    115,000     BBB-      Thomas & Betts Corp., Sr. Notes, 6.625% due 5/7/08..........       117,300
----------------------------------------------------------------------------------------------------
                                                                                             389,075
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.4%
     95,000     Caa2*     AirGate PCS, Inc., Sr. Sub. Discount Notes, step bond to
                            yield 13.775% to 10/1/09..................................        45,125
                          Alamosa Holdings, Inc.:
    125,000     CCC-        13.625% due 8/15/11.......................................       105,625
     65,000     CCC-        Sr. Discount Notes, step bond to yield 17.473% due
                               2/15/10................................................        38,025
    350,000     BBB       AT&T Corp., Sr. Notes, 8.000% due 11/15/31..................       398,241
                          AT&T Wireless Services Inc.:
    150,000     BBB         8.125% due 5/1/12.........................................       181,083
    500,000     BBB         Sr. Notes, 8.750% due 3/1/31..............................       620,234
     45,000     B+        Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09...........        49,500
     50,000     D         GT Group Telecom Inc., Sr. Discount Notes, step bond to
                            yield 15.233% due 2/1/10 (e)..............................             5
     40,000     C         Horizon PCS, Inc., Sr. Discount Notes, step bond to yield
                            15.504% due 10/1/10.......................................         5,400
    525,000     B         Nextel Communications, Inc., Sr. Discount Notes, 9.950% due
                            2/15/08...................................................       551,250
     65,000     CCC+      Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09......        73,450
                          Qwest Corp.:
    195,000     Ba3*        8.875% due 3/15/12 (d)....................................       218,888
    148,000     CCC+        14.000% due 12/15/14 (d)..................................       172,420
    125,000     Ba3*        Debentures, 6.875% due 9/15/33............................       115,625
                          Sprint Capital Corp.:
    240,000     BBB-        8.375% due 3/15/12........................................       287,909
    225,000     BBB-        6.875% due 11/15/28.......................................       226,539
    275,000     BBB-        8.750% due 3/15/32........................................       330,346
----------------------------------------------------------------------------------------------------
                                                                                           3,419,665
----------------------------------------------------------------------------------------------------
TEXTILE/APPAREL -- 0.5%
                          Levi Strauss & Co.:
    140,000     BB-         7.000% due 11/1/06........................................       113,750
                            Sr. Notes:
    110,000     BB-            11.625% due 1/15/08....................................        94,875
     25,000     BB-            12.250% due 12/15/12...................................        20,938

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
TEXTILE/APPAREL -- 0.5% (CONTINUED)
$   210,000     B         Tropical Sportswear International Corp., Sr. Sub. Notes,
                            Series A, 11.000% due 6/15/08.............................  $    217,350
     50,000     B         William Carter Co., Sr. Sub. Notes, Series B, 10.875% due
                            8/15/11...................................................        56,750
----------------------------------------------------------------------------------------------------
                                                                                             503,663
----------------------------------------------------------------------------------------------------
TOWER -- 0.8%
                          American Tower Corp.:
     50,000     B3*         Discount Notes, zero coupon bond to yield 14.314% due
                               8/1/08.................................................        32,500
    250,000     Caa1*       Sr. Notes, 9.375% due 2/1/09..............................       252,500
                          Crown Castle International Corp.:
                            Sr. Discount Notes:
     25,000     B3*            10.625% due 11/15/07...................................        26,437
    140,000     B3*            Step bond to yield 10.869% due 5/15/11.................       134,400
                            Sr. Notes:
     25,000     B3*            9.000% due 5/15/11.....................................        25,375
     85,000     B3*            10.750% due 8/1/11.....................................        93,075
                          SBA Communications Corp.:
    100,000     Caa2*       Sr. Discount Notes, 12.000% due 3/1/08....................       102,750
     50,000     Caa2*       Sr. Notes, 10.250% due 2/1/09.............................        46,250
    100,000     B3*       SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10 (d)........       104,500
----------------------------------------------------------------------------------------------------
                                                                                             817,787
----------------------------------------------------------------------------------------------------
TRANSPORTATION -- 0.1%
     50,000     B+        General Maritime Corp., Sr. Notes, 10.000% due 3/15/13
                            (d).......................................................        55,000
     45,000     Baa2*     Windsor Petroleum Transportation Corp., Notes, 7.840% due
                            1/15/21 (d)...............................................        42,975
----------------------------------------------------------------------------------------------------
                                                                                              97,975
----------------------------------------------------------------------------------------------------
UTILITIES -- 1.1%
                          AES Corp.:
     55,000     B-          Sr. Notes, 9.500% due 6/1/09..............................        55,825
     75,000     B-          Sr. Sub. Notes, 10.250% due 7/15/06.......................        74,625
     45,000     BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08..................        52,425
    175,000     B1*       Calpine Canada Energy Finance ULC, Sr. Sub. Notes, 8.500%
                            due 5/1/08................................................       137,375
    285,000     B1*       Calpine Corp., Sr. Notes, 8.625% due 8/15/10................       215,175
     50,000     B+        CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04............        51,000
                          Edison Mission Energy, Sr. Notes:
     75,000     BB-         10.000% due 8/15/08.......................................        71,250
     25,000     BB-         7.730% due 6/15/09........................................        21,500
    200,000     BB-         9.875% due 4/15/11........................................       186,000
    140,000     B2*       Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10...       163,100
    100,000     B1*       Reliant Resources, Inc., Sr. Secured Notes, 9.500% due
                            7/15/13 (d)...............................................       101,250
----------------------------------------------------------------------------------------------------
                                                                                           1,129,525
----------------------------------------------------------------------------------------------------
                          TOTAL CORPORATE BONDS AND NOTES (Cost -- $27,361,410).......    29,100,467
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
 AMOUNT(G)    RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE NOTES -- 0.9%
----------------------------------------------------------------------------------------------------
ENERGY -- 0.0%
     10,000     B-        Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04..........  $     10,038
----------------------------------------------------------------------------------------------------
HEALTHCARE -- 0.1%
    115,000     B         Total Renal Care Holdings, Inc., Sub. Notes, 7.000% due
                            5/15/09...................................................       121,469
----------------------------------------------------------------------------------------------------
TECHNOLOGY/ELECTRONICS -- 0.4%
     85,000     B3*       Amkor Technologies, Inc., Sr. Notes, 5.000% due 3/15/07.....        71,506
    135,000     Ba3*      LSI Logic Corp., Sr. Notes, 4.000% due 2/15/05..............       133,650
    260,000     B1*       Sanmina-SCI Corp., Sr. Notes, zero coupon bond to yield
                            10.305% due 9/12/20.......................................       126,100
     80,000     NR        TriQuint Semiconductor Inc., Sub. Notes, 4.000% due
                            3/1/07....................................................        66,600
     40,000     B3*       Vitesse Semiconductor Corp., Sr. Sub. Notes, 4.000% due
                            3/15/05...................................................        37,350
----------------------------------------------------------------------------------------------------
                                                                                             435,206
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.4%
    335,000(EUR)   B-     COLT Telecom Group PLC, Sr. Notes, 2.000% due 4/3/07 (d)....       306,340
    105,000(GBP)   Ca*    Telewest Communication PLC, 5.250% due 2/19/07 (d)(e).......        65,083
----------------------------------------------------------------------------------------------------
                                                                                             371,423
----------------------------------------------------------------------------------------------------
                          TOTAL CONVERTIBLE CORPORATE NOTES (Cost -- $909,601)........       938,136
----------------------------------------------------------------------------------------------------
  SHARES                                            SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCK (h) -- 0.0%
----------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/BOTTLING -- 0.0%
      3,630               Aurora Foods Inc. ..........................................         1,271
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
         66               McLeodUSA Inc. .............................................           100
      5,226               Song Networks Holdings, ADR.................................            78
----------------------------------------------------------------------------------------------------
                                                                                                 178
----------------------------------------------------------------------------------------------------
TOWER -- 0.0%
        973               Crown Castle International Corp. ...........................         7,560
----------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCK (Cost -- $13,183)........................         9,009
----------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
----------------------------------------------------------------------------------------------------
AEROSPACE -- 0.0%
         50               Northrop Grumman Corp., Equity Security Units, 7.250% due
                            11/16/04..................................................         5,087
----------------------------------------------------------------------------------------------------
CABLE AND OTHER MEDIA -- 0.4%
                          CSC Holdings Inc.:
      2,500                 Series H, 11.750% due 10/1/07.............................       257,500
        350                 Series M, 11.125% due 4/1/08..............................        35,962
----------------------------------------------------------------------------------------------------
                                                                                             293,462
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

  SHARES                                            SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
         75               Broadwing Communications, Inc., 12.500%.....................  $     16,875
         66               Dobson Communications Corp., Payment-in-kind, 13.000% due
                            5/1/09....................................................         6,496
        300               Global Crossing Ltd., 6.750% due 4/15/12 (f)................             3
        200               Motorola Inc., Equity Security Units, 7.000% due 11/16/04...         6,520
----------------------------------------------------------------------------------------------------
                                                                                              29,894
----------------------------------------------------------------------------------------------------
TOWER -- 0.0%
        700               Crown Castle International Corp., 6.250% due 8/15/12........        29,138
----------------------------------------------------------------------------------------------------
                          TOTAL PREFERRED STOCK (Cost -- $444,759)....................       357,581
----------------------------------------------------------------------------------------------------
 WARRANTS                                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
WARRANTS (h) -- 0.0%
----------------------------------------------------------------------------------------------------
CABLE AND OTHER MEDIA -- 0.0%
        450               UIH Australia, Expire 5/15/06...............................             5
----------------------------------------------------------------------------------------------------
CONTAINERS/PACKAGING -- 0.0%
         10               Pliant Corp., Expire 6/1/10 (d).............................            11
----------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING -- 0.0%
         60               Merrill Corp., Expire 5/1/09................................             0
----------------------------------------------------------------------------------------------------
TECHNOLOGY/ELECTRONICS -- 0.0%
         60               Cybernet Internet Services International, Inc., Expire
                            7/1/09....................................................             0
         90               WAM! NET Inc., Expire 3/1/05................................             1
----------------------------------------------------------------------------------------------------
                                                                                                   1
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
         50               GT Group Telecom Inc., Expire 2/1/10 (d)....................            44
         40               Horizon PCS, Inc., Expire 10/1/10 (d).......................             2
        100               Iridium World Communications Ltd., Expire 7/15/05 (d).......             1
         50               IWO Holdings Inc., Expire 1/15/11...........................             1
        150               RSL Communications Ltd., Expire 11/15/06....................            21
----------------------------------------------------------------------------------------------------
                                                                                                  69
----------------------------------------------------------------------------------------------------
TOWER -- 0.0%
         50               American Tower Corp., Expire 8/1/08 (d).....................         5,150
----------------------------------------------------------------------------------------------------
                          TOTAL WARRANTS (Cost -- $24,883)............................         5,236
----------------------------------------------------------------------------------------------------
                          TOTAL HIGH-YIELD SECTOR (Cost -- $28,753,836)...............    30,410,429
----------------------------------------------------------------------------------------------------
   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT -- 8.5%
----------------------------------------------------------------------------------------------------
BONDS -- 8.0%
                          Federal Republic of Brazil:
$   125,000     B+          11.250% due 7/26/07.......................................       131,563
     90,000     B+          11.500% due 3/12/08.......................................        94,725
    400,000     B+          12.000% due 4/15/10.......................................       416,000
    325,000     B+          12.250% due 3/6/30........................................       327,031
    530,000     B+          Series 18 Years, 2.188% due 4/15/12.......................       401,144
    788,102     B+          Series 20 Years, 8.000% due 4/15/14.......................       694,023

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT      RATING(C)                             SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
BONDS -- 8.0% (CONTINUED)
                          Republic of Bulgaria:
$   135,714     BB+         Series A, 2.188% due 7/28/12..............................  $    131,176
     50,000     BB+         Series REGS, 8.250% due 1/15/15...........................        59,250
                          Republic of Colombia:
    200,000     BB          7.625% due 2/15/07........................................       216,000
     90,000     BB          10.000% due 1/23/12.......................................       101,475
     20,000     BB          11.750% due 2/25/20.......................................        25,000
    125,000     BB          10.375% due 1/28/33.......................................       144,687
                          Republic of Ecuador, Series REGS:
    225,000     CCC+        12.000% due 11/15/12......................................       183,375
    450,000     CCC+        6.000% due 8/15/30........................................       276,750
                          Republic of Panama:
     25,000     Ba1*        9.625% due 2/8/11.........................................        29,313
     50,000     Ba1*        9.375% due 1/16/23........................................        56,000
    100,000     Ba1*        8.875% due 9/30/27........................................       109,500
    286,358     Ba1*        Series 20 Years, 2.250% due 7/17/16.......................       234,813
                          Republic of Peru:
    150,000     BB-         9.125% due 1/15/08........................................       163,500
                            Series 20 Years:
     60,000     BB-            4.500% due 3/7/17......................................        47,250
     57,600     BB-            5.000% due 3/7/17......................................        49,248
                          Republic of the Philippines:
    150,000     Ba1*        8.375% due 3/12/09........................................       160,500
    125,000     Ba1*        9.875% due 1/15/19........................................       138,359
    125,000     Ba1*        10.625% due 3/16/25.......................................       145,938
                          Republic of Turkey:
    145,000     B1*         11.500% due 1/23/12.......................................       151,344
     90,000     B1*         11.000% due 1/14/13.......................................        91,260
                          Russian Federation, Series REGS:
    200,000     BB          10.000% due 6/26/07.......................................       243,490
    410,000     BB          8.250% due 3/31/10........................................       475,088
    860,000     BB          5.000% due 3/31/30........................................       834,738
                          United Mexican States:
    400,000     Baa2*       8.375% due 1/14/11........................................       481,100
    650,000     Baa2*       8.300% due 8/15/31........................................       750,425
    600,000     Baa2*       Series A, 8.000% due 9/24/22..............................       677,250
----------------------------------------------------------------------------------------------------
                                                                                           8,041,315
----------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS (i) -- 0.5%
    438,462     Ba1*      Kingdom of Morocco, Tranche A, 2.188% due 1/2/09 (CS First
                            Boston Corp.).............................................       420,923
     70,000     NR        People's Democratic Republic of Algeria, Tranche I, 2.188%
                            due 9/4/06 (CS First Boston Corp.)........................        68,822
----------------------------------------------------------------------------------------------------
                                                                                             489,745
----------------------------------------------------------------------------------------------------
                          TOTAL EMERGING MARKETS DEBT (Cost -- $7,905,107)............     8,531,060
----------------------------------------------------------------------------------------------------
                          SUB-TOTAL INVESTMENTS (Cost -- $81,475,140).................    84,893,780
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                     DIVERSIFIED STRATEGIC INCOME PORTFOLIO

   FACE
  AMOUNT                                            SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 15.6%
$15,734,000   Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at
                maturity -- $15,734,459; (Fully collateralized by various U.S.
                government agency obligations, 3.500% to 11.250% due 11/15/04 to        $ 15,734,000
                2/15/26; Market value -- $16,048,682) (Cost -- $15,734,000)...........
----------------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0%
              (Cost -- $97,209,140**).................................................  $100,627,780
----------------------------------------------------------------------------------------------------

(a)   All or a portion of this security is segregated for open
      futures contracts commitments and/or "to-be-announced"
      ("TBA") securities (See Notes 5 and 10).
(b)   Security is traded on a TBA basis (See Note 10).
(c)   All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by
      Moody's Investors Service.
(d)   Security is exempt from registration under Rule 144A of the
      Securities Act of 1933. This security may be resold in
      transactions that are exempt from registration, normally to qualified institutional buyers.
(e)   Security is currently in default.
(f)   The company filed for bankruptcy.
(g)   Face amount represents local currency, unless otherwise
      indicated.
(h)   Non-income producing security.
(i)   Participation interest was acquired through the financial
      institution indicated parenthetically.
 +    Mortgage dollar roll (See Note 11).
 ++   All or a portion of this security is held as collateral for open futures contracts commitments (See Note 5).
 **   Aggregate cost for Federal income tax purposes is
      substantially the same.

      Abbreviations used in this schedule:
      ------------------------------------------------------------
      ADR -- American Depositary Receipt
      EUR  -- Euro
      GBP  -- British Pound
      See page 45 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                  SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
 COMMON STOCK -- 99.0%
---------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 3.9%
 1,200       Goodrich Corp. .............................................    $   25,200
 3,000       Honeywell International, Inc. ..............................        80,550
 2,800       Raytheon Co. ...............................................        91,952
---------------------------------------------------------------------------------------
                                                                                197,702
---------------------------------------------------------------------------------------
BANKS -- 1.1%
 1,500       Bank One Corp. .............................................        55,770
---------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.0%
10,000...    Aphton Corp.+...............................................        82,400
3,255..      Enzo Biochem, Inc.+.........................................        70,048
---------------------------------------------------------------------------------------
                                                                                152,448
---------------------------------------------------------------------------------------
CHEMICALS -- 5.1%
 2,500       Cabot Corp. ................................................        71,750
 1,900       The Dow Chemical Co. .......................................        58,824
 4,900       Engelhard Corp. ............................................       121,373
 1,300       IMC Global, Inc. ...........................................         8,723
---------------------------------------------------------------------------------------
                                                                                260,670
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 1.2%
   500       NDCHealth Corp. ............................................         9,175
2,000..      Sabre Holdings Corp.+.......................................        49,300
---------------------------------------------------------------------------------------
                                                                                 58,475
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 4.5%
7,300..      3Com Corp.+.................................................        34,164
25,000...    Lucent Technologies, Inc.+..................................        50,750
10,000       Motorola, Inc. .............................................        94,300
2,900..      Nokia Oyj, Sponsored ADR....................................        47,647
---------------------------------------------------------------------------------------
                                                                                226,861
---------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 2.8%
 3,700       Hewlett-Packard Co. ........................................        78,810
   750       International Business Machines Corp. ......................        61,875
---------------------------------------------------------------------------------------
                                                                                140,685
---------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 1.0%
4,000..      Smurfit-Stone Container Corp.+..............................        52,120
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.1%
 3,100       American Express Co. .......................................       129,611
 1,200       Countrywide Credit Industries, Inc. ........................        83,484
 1,200       State Street Corp. .........................................        47,280
---------------------------------------------------------------------------------------
                                                                                260,375
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                  SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.3%
 4,500       Nippon Telegraph & Telephone Corp. .........................    $   89,100
 3,000       SBC Communications, Inc. ...................................        76,650
---------------------------------------------------------------------------------------
                                                                                165,750
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 3.4%
5,100..      Agilent Technologies, Inc.+.................................        99,705
19,400...    Solectron Corp.+............................................        72,556
---------------------------------------------------------------------------------------
                                                                                172,261
---------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 1.4%
 3,000       GlobalSantaFe Corp. ........................................        70,020
---------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 0.8%
2,100..      Safeway Inc.+...............................................        42,966
---------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 0.4%
   500       McKesson HBOC, Inc. ........................................        17,870
---------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
4,800..      Fleetwood Enterprises, Inc.+................................        35,520
500...       Sony Corp.+.................................................        14,100
---------------------------------------------------------------------------------------
                                                                                 49,620
---------------------------------------------------------------------------------------
INSURANCE -- 12.3%
 2,800       Allstate Corp. .............................................        99,820
 1,900       Ambac Financial Group, Inc. ................................       125,875
 2,100       The Chubb Corp. ............................................       126,000
 1,100       The Hartford Financial Services Group, Inc. ................        55,396
 1,800       MBIA, Inc. .................................................        87,750
 1,400       MGIC Investment Corp. ......................................        65,296
 1,700       Radian Group, Inc. .........................................        62,305
---------------------------------------------------------------------------------------
                                                                                622,442
---------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 1.3%
9,700..      RealNetworks, Inc.+.........................................        65,766
---------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 1.6%
6,600..      Unisys Corp.+...............................................        81,048
---------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 4.5%
 1,700       Eastman Kodak Co. ..........................................        46,495
 6,500       Hasbro, Inc. ...............................................       113,685
 3,500       Mattel, Inc. ...............................................        66,220
---------------------------------------------------------------------------------------
                                                                                226,400
---------------------------------------------------------------------------------------
MACHINERY -- 1.2%
   500       Caterpillar Inc. ...........................................        27,830
700...       Ingersoll-Rand Co., Class A Shares..........................        33,124
---------------------------------------------------------------------------------------
                                                                                 60,954
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                  SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
 MEDIA -- 8.6%
5,050..      AOL Time Warner Inc.+.......................................    $   81,254
2,000..      Comcast Corp., Special Class A Shares+......................        57,660
7,700..      Liberty Media Corp., Class A Shares+........................        89,012
4,700..      Metro-Goldwyn-Mayer, Inc.+..................................        58,374
1,900..      News Corp. Ltd., Sponsored ADR..............................        57,513
 4,700       The Walt Disney Co. ........................................        92,825
---------------------------------------------------------------------------------------
                                                                                436,638
---------------------------------------------------------------------------------------
METALS AND MINING -- 4.3%
 4,400       Alcoa Inc. .................................................       112,200
6,000..      Brush Engineered Materials, Inc.+...........................        50,100
 1,700       Newmont Mining Corp. .......................................        55,182
---------------------------------------------------------------------------------------
                                                                                217,482
---------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
   600       IKON Office Solutions, Inc. ................................         5,340
---------------------------------------------------------------------------------------
OIL AND GAS -- 3.5%
 2,400       Anadarko Petroleum Corp. ...................................       106,728
 1,000       ChevronTexaco Corp. ........................................        72,200
---------------------------------------------------------------------------------------
                                                                                178,928
---------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 2.0%
 1,400       Georgia Pacific Corp. ......................................        26,530
 1,400       Weyerhaeuser Co. ...........................................        75,600
---------------------------------------------------------------------------------------
                                                                                102,130
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 9.6%
1,800..      Abbott Laboratories.........................................        78,768
 3,000       Bristol-Myers Squibb Co. ...................................        81,450
1,300..      Johnson & Johnson...........................................        67,210
 4,500       Pfizer Inc. ................................................       153,676
2,300..      Wyeth.......................................................       104,765
---------------------------------------------------------------------------------------
                                                                                485,869
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 7.3%
 4,100       Intel Corp. ................................................        85,214
10,100...    Lattice Semiconductor Corp.+................................        83,123
3,400..      LSI Logic Corp.+............................................        24,072
8,500..      Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored
             ADR+........................................................        85,680
 5,100       Texas Instruments Inc. .....................................        89,760
---------------------------------------------------------------------------------------
                                                                                367,849
---------------------------------------------------------------------------------------
SOFTWARE -- 1.5%
9,600..      Micromuse, Inc.+............................................        76,704
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.8%
 1,400       The Gap, Inc. ..............................................        26,264
 1,900       The Home Depot, Inc. .......................................        62,928
---------------------------------------------------------------------------------------
                                                                                 89,192
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                  SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
3,600..      Vodafone Group PLC, Sponsored ADR...........................    $   70,740
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $5,372,436).....................     5,011,075
---------------------------------------------------------------------------------------
 FACE
AMOUNT                                SECURITY                                 VALUE
---------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.0%
$50,000      Merrill Lynch & Co., Inc, 1.050% due 7/1/03; Proceeds at
               maturity -- $50,001;
               (Fully collateralized by various U.S. government and
               agency obligations,
               0.000% to 11.250% due 11/15/04 to 2/15/26; Market
               value -- $51,000)
               (Cost -- $50,000).........................................        50,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $5,422,436*).......................................    $5,061,075
---------------------------------------------------------------------------------------

+    Non-income producing security.
*    Aggregate cost for Federal income tax purposes is
     substantially the same.

     Abbreviation used in this schedule:
     ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCK -- 97.0%
-----------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.7%
     99,272      Boeing Co. .................................................    $    3,407,015
     23,788      General Dynamics Corp. .....................................         1,724,630
     14,093      Goodrich Corp. .............................................           295,953
    101,191      Honeywell International, Inc. ..............................         2,716,978
     53,875      Lockheed Martin Corp. ......................................         2,562,834
     21,512      Northrop Grumman Corp. .....................................         1,856,270
     47,852      Raytheon Co. ...............................................         1,571,460
     21,318      Rockwell Collins, Inc. .....................................           525,062
     55,497      United Technologies Corp. ..................................         3,930,853
-----------------------------------------------------------------------------------------------
                                                                                     18,591,055
-----------------------------------------------------------------------------------------------
AIR FREIGHT AND COURIERS -- 1.0%
     35,267      FedEx Corp. ................................................         2,187,612
      7,256      Ryder Systems, Inc. ........................................           185,899
    132,707      United Parcel Service, Inc., Class B Shares.................         8,453,436
-----------------------------------------------------------------------------------------------
                                                                                     10,826,947
-----------------------------------------------------------------------------------------------
AIRLINES -- 0.2%
     14,534      Delta Air Lines, Inc. (a)...................................           213,359
     91,626      Southwest Airlines Co. (a)..................................         1,575,967
-----------------------------------------------------------------------------------------------
                                                                                      1,789,326
-----------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
      8,739      Cooper Tire & Rubber Co. ...................................           153,719
     17,787      Dana Corp. .................................................           205,618
     66,537      Delphi Corp. ...............................................           574,214
     20,208      The Goodyear Tire & Rubber Co. .............................           106,092
     10,511      Johnson Controls, Inc. .....................................           899,742
     15,470      Visteon Corp. ..............................................           106,279
-----------------------------------------------------------------------------------------------
                                                                                      2,045,664
-----------------------------------------------------------------------------------------------
AUTOMOBILES -- 0.6%
    217,122      Ford Motor Co. .............................................         2,386,171
     66,233      General Motors Corp. .......................................         2,384,388
     35,679      Harley-Davidson, Inc. ......................................         1,422,165
-----------------------------------------------------------------------------------------------
                                                                                      6,192,724
-----------------------------------------------------------------------------------------------
BANKS -- 7.2%
42,193.....      AmSouth Bancorp.............................................           921,495
    177,523      Bank of America Corp. ......................................        14,029,643
     90,478      The Bank of New York Co., Inc. .............................         2,601,242
    137,592      Bank One Corp. .............................................         5,115,671
     55,556      BB&T Corp. .................................................         1,905,571
     26,529      Charter One Financial, Inc. ................................           827,174
     20,636      Comerica, Inc. .............................................           959,574
     68,289      Fifth Third Bancorp.........................................         3,915,691
     14,722      First Tennessee National Corp. .............................           646,443
    123,947      FleetBoston Financial Corp. ................................         3,682,465

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
BANKS -- 7.2% (CONTINUED)
     18,078      Golden West Financial Corp. ................................    $    1,446,421
     27,828      Huntington Bancshares Inc. .................................           543,203
     50,186      KeyCorp.....................................................         1,268,200
     25,955      Marshall & Ilsley Corp. ....................................           793,704
     51,012      Mellon Financial Corp. .....................................         1,415,583
     72,167      National City Corp. ........................................         2,360,583
     18,937      North Fork Bancorp, Inc. ...................................           644,994
     26,083      Northern Trust Corp. .......................................         1,090,009
     33,582      PNC Financial Services Group................................         1,639,137
     26,052      Regions Financial Corp. ....................................           880,037
     40,696      SouthTrust Corp. ...........................................         1,106,931
     33,439      SunTrust Banks, Inc. .......................................         1,984,270
     36,093      Synovus Financial Corp. ....................................           776,000
    226,289      U.S. Bancorp................................................         5,544,080
     23,544      Union Planters Corp. .......................................           730,570
    160,601      Wachovia Corp. .............................................         6,417,616
    111,887      Washington Mutual, Inc. ....................................         4,620,933
    199,933      Wells Fargo & Co. ..........................................        10,076,623
     10,700      Zion Bancorporation.........................................           541,527
-----------------------------------------------------------------------------------------------
                                                                                     78,485,390
-----------------------------------------------------------------------------------------------
BEVERAGES -- 2.8%
      4,236      Adolph Coors Co., Class B Shares............................           207,479
    101,212      Anheuser-Busch Co., Inc. ...................................         5,166,873
      7,105      Brown-Forman Corp., Class B Shares..........................           558,595
    292,958      The Coca-Cola Co. ..........................................        13,596,180
     53,087      Coca-Cola Enterprises Inc. .................................           963,529
     33,283      Pepsi Bottling Group, Inc. .................................           666,326
    203,932      PepsiCo, Inc. ..............................................         9,074,974
-----------------------------------------------------------------------------------------------
                                                                                     30,233,956
-----------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
    152,037      Amgen Inc. (a)..............................................        10,101,338
     17,672      Biogen, Inc. (a)............................................           671,536
     22,157      Chiron Corp. (a)............................................           968,704
     25,446      Genzyme Corp. -- General Division (a).......................         1,063,643
     29,646      MedImmune, Inc. (a).........................................         1,078,225
-----------------------------------------------------------------------------------------------
                                                                                     13,883,446
-----------------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
      8,589      American Standard Cos. Inc. (a).............................           634,985
      7,229      Crane Co. ..................................................           163,592
     57,963      Masco Corp. ................................................         1,382,418
-----------------------------------------------------------------------------------------------
                                                                                      2,180,995
-----------------------------------------------------------------------------------------------
CHEMICALS -- 1.4%
     26,908      Air Products & Chemicals, Inc. .............................         1,119,373
    107,752      The Dow Chemical Co. .......................................         3,336,002
    117,595      E.I. du Pont de Nemours & Co. ..............................         4,896,656

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
CHEMICALS -- 1.4% (CONTINUED)
      9,049      Eastman Chemical Co. .......................................    $      286,582
     30,710      Ecolab, Inc. ...............................................           786,176
     15,066      Engelhard Corp. ............................................           373,185
      5,888      Great Lakes Chemical Corp. .................................           120,115
     12,786      Hercules, Inc. (a)..........................................           126,581
     11,193      International Flavors & Fragrances, Inc. ...................           357,392
     30,733      Monsanto Co. ...............................................           665,062
     20,081      PPG Industries, Inc. .......................................         1,018,910
     19,072      Praxair, Inc. ..............................................         1,146,227
     25,999      Rohm & Hass Co. ............................................           806,749
      8,562      Sigma Aldrich Corp. ........................................           463,889
-----------------------------------------------------------------------------------------------
                                                                                     15,502,899
-----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 1.9%
     24,734      Allied Waste Industries, Inc. (a)...........................           248,577
     20,597      Apollo Group, Inc., Class A Shares..........................         1,272,071
     70,760      Automatic Data Processing Inc. .............................         2,395,934
     12,893      Avery Dennison Corp. .......................................           647,229
    121,939      Cendant Corp. (a)...........................................         2,233,922
     20,090      Cintas Corp. ...............................................           711,990
     59,918      Concord EFS, Inc. (a).......................................           881,993
     20,283      Convergys Corp. (a).........................................           324,528
      6,711      Deluxe Corp.................................................           300,653
     17,014      Equifax, Inc. ..............................................           442,364
     88,823      First Data Corp. ...........................................         3,680,825
     22,733      Fiserv, Inc. (a)............................................           809,522
     21,024      H&R Block, Inc. ............................................           909,288
     13,052      Monster Worldwide, Inc. (a).................................           257,516
     44,283      Paychex, Inc. ..............................................         1,297,935
     27,933      Pitney Bowes, Inc. .........................................         1,072,907
     13,289      R.R. Donnelley & Sons Co. ..................................           347,374
     20,247      Robert Half International Inc. (a)..........................           383,478
     16,910      Sabre Holdings Corp. (a)....................................           416,832
     70,449      Waste Management, Inc. .....................................         1,697,116
-----------------------------------------------------------------------------------------------
                                                                                     20,332,054
-----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.2%
     94,224      ADC Telecommunications, Inc. (a)............................           219,353
     11,830      Andrew Corp. (a)............................................           108,836
     44,499      Avaya Inc. (a)..............................................           287,464
     51,521      CIENA Corp. (a).............................................           267,394
    840,013      Cisco Systems, Inc. (a).....................................        14,019,817
     21,961      Comverse Technology, Inc. (a)...............................           330,074
    141,962      Corning, Inc. (a)...........................................         1,049,099
    168,724      JDS Uniphase Corp. (a)......................................           592,221
    488,049      Lucent Technologies, Inc. (a)...............................           990,739
    272,081      Motorola, Inc. .............................................         2,565,724
     93,096      QUALCOMM, Inc. (a)..........................................         3,328,182

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.2% (CONTINUED)
     17,903      Scientific-Atlanta, Inc. ...................................    $      426,808
     48,098      Tellabs, Inc. (a)...........................................           316,004
-----------------------------------------------------------------------------------------------
                                                                                     24,501,715
-----------------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 3.8%
     42,668      Apple Computer, Inc. (a)....................................           815,812
    304,751      Dell Computer Corp. (a)(b)..................................         9,739,842
    259,989      EMC Corp. (a)...............................................         2,722,085
     37,630      Gateway, Inc. (a)...........................................           137,350
    360,604      Hewlett-Packard Co. ........................................         7,680,865
    199,631      International Business Machines Corp. ......................        16,469,558
     14,827      Lexmark International, Inc. (a).............................         1,049,307
     11,517      NCR Corp. (a)...............................................           295,066
     39,823      Network Appliance, Inc. (a).................................           645,531
    378,480      Sun Microsystems, Inc. (a)..................................         1,741,008
-----------------------------------------------------------------------------------------------
                                                                                     41,296,424
-----------------------------------------------------------------------------------------------
CONSTRUCTION AND ENGINEERING -- 0.0%
      9,481      Fluor Corp. ................................................           318,941
      7,039      McDermott International, Inc. (a)...........................            44,557
-----------------------------------------------------------------------------------------------
                                                                                        363,498
-----------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.0%
     12,125      Vulcan Materials Co. .......................................           449,474
-----------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.2%
      6,792      Ball Corp. .................................................           309,104
      6,160      Bemis, Inc. ................................................           288,288
     18,503      Pactiv Corp. (a)............................................           364,694
      9,927      Sealed Air Corp. (a)........................................           473,121
      6,432      Temple-Inland, Inc. ........................................           275,997
-----------------------------------------------------------------------------------------------
                                                                                      1,711,204
-----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 7.9%
    155,381      American Express Co. .......................................         6,496,480
     11,677      The Bear Stearns Cos. Inc. .................................           845,648
     26,269      Capital One Financial Corp. ................................         1,291,909
    158,469      The Charles Schwab Corp. ...................................         1,598,952
    607,188      Citigroup Inc. .............................................        25,987,646
     15,000      Countrywide Credit Industries, Inc. ........................         1,043,550
    117,550      Fannie Mae..................................................         7,927,572
     12,985      Federated Investors, Inc., Class B Shares...................           356,049
     30,298      Franklin Resources, Inc. ...................................         1,183,743
     82,171      Freddie Mac.................................................         4,171,822
     55,707      The Goldman Sachs Group, Inc. ..............................         4,665,461
    235,787      J.P. Morgan Chase & Co. ....................................         8,059,200
     26,302      Janus Capital Group, Inc. ..................................           431,353
     28,710      Lehman Brothers Holdings, Inc. .............................         1,908,641
    150,936      MBNA Corp. .................................................         3,145,506
    109,520      Merrill Lynch & Co., Inc. ..................................         5,112,394

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 7.9% (CONTINUED)
     17,907      Moody's Corp. ..............................................    $      943,878
    128,084      Morgan Stanley..............................................         5,475,591
     37,847      Principal Financial Group, Inc. ............................         1,220,566
     33,584      Providian Financial Corp. (a)...............................           310,988
     54,375      SLM Corp. ..................................................         2,129,869
     39,365      State Street Corp. .........................................         1,550,981
     14,359      T. Rowe Price Group Inc. ...................................           542,052
-----------------------------------------------------------------------------------------------
                                                                                     86,399,851
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.3%
     36,764      ALLTEL Corp. ...............................................         1,772,760
     90,947      AT&T Corp. .................................................         1,750,730
    220,028      BellSouth Corp. ............................................         5,859,346
     16,829      CenturyTel, Inc. ...........................................           586,491
     33,244      Citizens Communications Co. (a).............................           428,515
    201,353      Qwest Communications International Inc. ....................           962,467
    392,242      SBC Communications, Inc. ...................................        10,021,783
    105,342      Sprint Corp. (FON Group)....................................         1,516,925
    323,312      Verizon Communications Inc. ................................        12,754,658
-----------------------------------------------------------------------------------------------
                                                                                     35,653,675
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.2%
     14,262      Allegheny Energy, Inc. .....................................           120,514
     18,785      Ameren Corp. ...............................................           828,418
     45,929      American Electric Power, Inc. ..............................         1,370,062
     20,004      Cinergy Corp. ..............................................           735,947
     16,984      CMS Energy Corp. ...........................................           137,570
     25,151      Consolidated Edison, Inc. ..................................         1,088,535
     19,575      Constellation Energy Group..................................           671,422
     36,357      Dominion Resources, Inc. ...................................         2,336,664
     19,737      DTE Energy Co. .............................................           762,638
     38,748      Edison International (a)....................................           636,630
     26,292      Entergy Corp. ..............................................         1,387,692
     38,147      Exelon Corp. ...............................................         2,281,572
     35,185      FirstEnergy Corp. ..........................................         1,352,863
     21,509      FPL Group, Inc. ............................................         1,437,877
     47,849      PG&E Corp. (a)..............................................         1,012,006
     10,620      Pinnacle West Capital Corp. ................................           397,719
     19,419      PPL Corp. ..................................................           835,017
     27,969      Progress Energy, Inc. ......................................         1,227,839
     26,260      Public Service Enterprise Group Inc. .......................         1,109,485
     84,330      Southern Co. ...............................................         2,627,723
     20,751      TECO Energy, Inc. ..........................................           248,804
     38,290      TXU Corp. ..................................................           859,610
     46,992      Xcel Energy, Inc. ..........................................           706,760
-----------------------------------------------------------------------------------------------
                                                                                     24,173,367
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
     23,422      American Power Conversion Corp. (a).........................    $      365,149
     10,897      Cooper Industries Inc., Class A Shares......................           450,046
     49,763      Emerson Electric Co. .......................................         2,542,889
     22,691      Molex, Inc. ................................................           612,430
      9,109      Power-One, Inc. (a).........................................            65,129
     21,961      Rockwell Automation, Inc. ..................................           523,550
      7,089      Thomas & Betts Corp. (a)....................................           102,436
-----------------------------------------------------------------------------------------------
                                                                                      4,661,629
-----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.4%
     55,386      Agilent Technologies, Inc. (a)..............................         1,082,796
     23,222      Jabil Circuit, Inc. (a).....................................           513,206
      5,676      Millipore Corp. ............................................           251,844
     14,798      PerkinElmer, Inc. ..........................................           204,360
     60,649      Sanmina-SCI Corp. (a).......................................           382,695
     96,491      Solectron Corp. (a).........................................           360,876
     27,450      Symbol Technologies, Inc. ..................................           357,124
     10,454      Tektronix, Inc. (a).........................................           225,806
     19,156      Thermo Electron Corp. (a)...................................           402,659
     15,154      Waters Corp. (a)............................................           441,436
-----------------------------------------------------------------------------------------------
                                                                                      4,222,802
-----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 0.8%
     39,816      Baker Hughes, Inc. .........................................         1,336,623
     18,745      BJ Services Co. (a).........................................           700,313
     51,645      Halliburton Co. ............................................         1,187,835
     17,199      Nabors Industries, Ltd. (a).................................           680,220
     15,802      Noble Corp. (a).............................................           542,009
     11,159      Rowan Cos., Inc. (a)........................................           249,962
     68,779      Schlumberger Ltd. ..........................................         3,271,817
     37,529      Transocean Sedco Forex Inc. (a).............................           824,512
-----------------------------------------------------------------------------------------------
                                                                                      8,793,291
-----------------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 1.0%
     44,708      Albertson's, Inc. ..........................................           858,394
     46,434      CVS Corp. ..................................................         1,301,545
     90,170      Kroger Co. (a)..............................................         1,504,036
     52,136      Safeway Inc. (a)............................................         1,066,703
     15,708      SUPERVALU INC. .............................................           334,895
     77,352      SYSCO Corp. ................................................         2,323,654
    121,127      Walgreen Co. ...............................................         3,645,923
     16,507      Winn-Dixie Stores Inc. .....................................           203,201
-----------------------------------------------------------------------------------------------
                                                                                     11,238,351
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2%
     76,351      Archer-Daniels-Midland Co. .................................           982,637
     48,370      Campbell Soup Co. ..........................................         1,185,065
     63,396      ConAgra, Inc. ..............................................         1,496,146
     43,519      General Mills, Inc. ........................................         2,063,236

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2% (CONTINUED)
     41,560      H.J. Heinz Co. .............................................    $    1,370,649
     16,036      Hershey Foods Corp. ........................................         1,117,068
     48,163      Kellogg Co. ................................................         1,655,362
     16,507      McCormick & Co., Inc. ......................................           448,990
     92,273      Sara Lee Corp. .............................................         1,735,655
     26,613      Wm. Wrigley Jr. Co. ........................................         1,496,449
-----------------------------------------------------------------------------------------------
                                                                                     13,551,257
-----------------------------------------------------------------------------------------------
GAS UTILITIES -- 0.3%
     18,488      KeySpan Corp. ..............................................           655,400
     14,478      Kinder Morgan, Inc. ........................................           791,223
      5,230      NICOR, Inc. ................................................           194,085
     29,472      NiSource Inc. ..............................................           559,968
      4,113      Peoples Energy Corp. .......................................           176,407
     24,158      Sempra Energy...............................................           689,228
-----------------------------------------------------------------------------------------------
                                                                                      3,066,311
-----------------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 1.9%
     24,710      Applera Corp. -- Applied Biosystems Group...................           470,231
      6,430      Bausch & Lomb, Inc. ........................................           241,125
     70,056      Baxter International, Inc. .................................         1,821,456
     30,097      Becton Dickinson & Co. .....................................         1,169,268
     30,641      Biomet, Inc. ...............................................           878,171
     48,206      Boston Scientific Corp. (a).................................         2,945,387
      6,034      C.R. Bard, Inc. ............................................           430,285
     36,266      Guidant Corp. (a)...........................................         1,609,848
    143,977      Medtronic, Inc. ............................................         6,906,577
     20,990      St. Jude Medical, Inc. (a)..................................         1,206,925
     23,320      Stryker Corp. ..............................................         1,617,708
     23,059      Zimmer Holdings, Inc. (a)...................................         1,038,808
-----------------------------------------------------------------------------------------------
                                                                                     20,335,789
-----------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 1.7%
     17,857      AETNA, Inc. ................................................         1,074,991
     12,939      AmerisourceBergen Corp. ....................................           897,320
     16,672      Anthem, Inc. (a)............................................         1,286,245
     53,369      Cardinal Health, Inc. ......................................         3,431,627
     16,513      CIGNA Corp. ................................................           775,120
     60,513      HCA Inc. ...................................................         1,938,837
     28,198      Health Management Associates, Inc., Class A Shares..........           520,253
     19,273      Humana, Inc. (a)............................................           291,022
     28,786      IMS Health, Inc. ...........................................           517,860
     10,509      Manor Care, Inc. (a)........................................           262,830
     34,516      McKesson HBOC, Inc. ........................................         1,233,602
     12,489      Quest Diagnostics Inc. (a)..................................           796,798
     13,974      Quintiles Transnational Corp. (a)...........................           198,291
     56,197      Tenet Healthcare Corp. (a)..................................           654,695

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 1.7% (CONTINUED)
     71,902      UnitedHealth Group Inc. ....................................    $    3,613,076
     17,606      WellPoint Health Networks, Inc. (a).........................         1,484,186
-----------------------------------------------------------------------------------------------
                                                                                     18,976,753
-----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.1%
     74,382      Carnival Corp. .............................................         2,418,159
     20,199      Darden Restaurants, Inc. ...................................           383,377
     13,122      Harrah's Entertainment, Inc. (a)............................           528,029
     44,333      Hilton Hotels Corp. ........................................           567,019
     10,081      International Game Technology (a)...........................         1,031,589
     27,574      Marriott International Inc., Class A Shares.................         1,059,393
    149,785      McDonald's Corp. ...........................................         3,304,257
     45,770      Starbucks Corp. (a).........................................         1,122,280
     23,512      Starwood Hotels & Resorts Worldwide, Inc. ..................           672,208
     13,594      Wendy's International, Inc. ................................           393,818
     34,950      Yum! Brands, Inc. ..........................................         1,033,122
-----------------------------------------------------------------------------------------------
                                                                                     12,513,251
-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.5%
      7,819      American Greetings Corp., Class A Shares (a)................           153,565
      9,290      Black & Decker Corp. .......................................           403,650
      7,229      Centex Corp. ...............................................           562,344
     17,706      Fortune Brands, Inc. .......................................           924,253
      5,689      KB HOME.....................................................           352,604
     23,067      Leggett & Platt, Inc. ......................................           472,874
      9,385      Maytag Corp. ...............................................           229,182
     31,559      Newell Rubbermaid Inc. .....................................           883,652
      7,279      Pulte Homes, Inc. ..........................................           448,823
      6,945      Snap-on Inc. ...............................................           201,613
     10,592      The Stanley Works...........................................           292,339
      6,727      Tupperware Corp. ...........................................            96,600
      8,020      Whirlpool Corp. ............................................           510,874
-----------------------------------------------------------------------------------------------
                                                                                      5,532,373
-----------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.0%
     25,981      Clorox Co. .................................................         1,108,090
     63,530      Colgate Palmolive Co. ......................................         3,681,564
     60,711      Kimberly-Clark Corp. .......................................         3,165,472
    152,741      The Procter & Gamble Co. ...................................        13,621,442
-----------------------------------------------------------------------------------------------
                                                                                     21,576,568
-----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.1%
     46,087      3M Co. .....................................................         5,944,301
  1,175,697      General Electric Co. .......................................        33,718,990
     16,046      Textron, Inc. ..............................................           626,115
    235,601      Tyco International Ltd. ....................................         4,471,707
-----------------------------------------------------------------------------------------------
                                                                                     44,761,113
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
INSURANCE -- 4.4%
     30,990      ACE Ltd. ...................................................    $    1,062,647
     61,025      AFLAC, Inc. ................................................         1,876,519
     82,938      Allstate Corp. .............................................         2,956,740
     12,512      Ambac Financial Group, Inc. ................................           828,920
    308,210      American International Group, Inc. .........................        17,007,028
     36,733      Aon Corp. ..................................................           884,531
     20,250      The Chubb Corp. ............................................         1,215,000
     19,095      Cincinnati Financial Corp. .................................           708,234
     33,033      The Hartford Financial Services Group, Inc. ................         1,663,542
     16,994      Jefferson Pilot Corp. ......................................           704,571
     34,185      John Hancock Financial Services, Inc. ......................         1,050,505
     20,880      Lincoln National Corp. .....................................           743,954
     21,934      Loews Corp. ................................................         1,037,259
     63,515      Marsh & McLennan Cos., Inc. ................................         3,243,711
     17,125      MBIA, Inc. .................................................           834,844
     89,901      MetLife, Inc. ..............................................         2,545,996
     11,939      MGIC Investment Corp. ......................................           556,835
     25,737      The Progressive Corp. ......................................         1,881,375
     67,033      Prudential Financial, Inc. .................................         2,255,660
     16,272      SAFECO Corp. ...............................................           574,076
     26,673      The St. Paul Cos., Inc. ....................................           973,831
     13,943      Torchmark Corp. ............................................           519,377
    118,557      Travelers Property Casualty Corp., Class B Shares...........         1,869,644
     33,930      UnumProvident Corp. ........................................           455,001
     16,005      XL Capital Ltd., Class A Shares.............................         1,328,415
-----------------------------------------------------------------------------------------------
                                                                                     48,778,215
-----------------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.3%
     36,488      eBay Inc. (a)...............................................         3,801,320
-----------------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.2%
     69,910      Yahoo! Inc. (a).............................................         2,290,252
-----------------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 0.3%
     21,990      Computer Sciences Corp. (a).................................           838,259
     56,406      Electronic Data Systems Corp. ..............................         1,209,908
     33,547      SunGard Data Systems Inc. (a)...............................           869,203
     38,939      Unisys Corp. (a)............................................           478,171
-----------------------------------------------------------------------------------------------
                                                                                      3,395,541
-----------------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 0.2%
     10,553      Brunswick Corp. ............................................           264,036
     34,414      Eastman Kodak Co. ..........................................           941,223
     20,613      Hasbro, Inc. ...............................................           360,521
     51,429      Mattel, Inc. ...............................................           973,037
-----------------------------------------------------------------------------------------------
                                                                                      2,538,817
-----------------------------------------------------------------------------------------------
MACHINERY -- 1.1%
     40,600      Caterpillar Inc. ...........................................         2,259,796
      4,926      Cummins Inc. ...............................................           176,794

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
MACHINERY -- 1.1% (CONTINUED)
     18,017      Danaher Corp. ..............................................    $    1,226,057
     28,223      Deere & Co. ................................................         1,289,791
     24,015      Dover Corp. ................................................           719,489
      8,340      Eaton Corp. ................................................           655,607
     36,376      Illinois Tool Works, Inc. ..................................         2,395,360
     20,087      Ingersoll-Rand Co. .........................................           950,517
     10,797      ITT Industries, Inc. .......................................           706,772
      7,894      Navistar International Corp. (a)............................           257,581
     13,720      PACCAR Inc. (c).............................................           926,923
     14,423      Pall Corp. .................................................           324,518
     13,952      Parker-Hannifin Corp. ......................................           585,844
-----------------------------------------------------------------------------------------------
                                                                                     12,475,049
-----------------------------------------------------------------------------------------------
MEDIA -- 4.1%
    528,376      AOL Time Warner Inc. (a)....................................         8,501,570
     72,263      Clear Channel Communications, Inc. (a)......................         3,063,229
    272,809      Comcast Corp., Class A Shares (a)...........................         8,233,376
      9,771      Dow Jones & Co., Inc. ......................................           420,446
     31,616      Gannett Co., Inc. ..........................................         2,428,425
     45,695      The Interpublic Group Cos., Inc. ...........................           611,399
      9,702      Knight Ridder, Inc. ........................................           668,759
     22,938      McGraw Hill, Inc. ..........................................         1,422,156
      5,865      Meredith Corp. .............................................           258,060
     17,777      The New York Times Co., Class A Shares......................           808,854
     22,196      Omnicom Group, Inc. ........................................         1,591,453
     35,911      Tribune Co. ................................................         1,734,501
     26,920      Univision Communications Inc., Class A Shares (a)...........           818,368
    207,991      Viacom Inc., Class B Shares (a).............................         9,080,887
    241,265      The Walt Disney Co. ........................................         4,764,984
-----------------------------------------------------------------------------------------------
                                                                                     44,406,467
-----------------------------------------------------------------------------------------------
METALS AND MINING -- 0.5%
     99,938      Alcoa Inc. .................................................         2,548,419
     10,146      Allegheny Technologies, Inc. ...............................            66,964
     17,025      Freeport-McMoRan Copper & Gold Inc., Class B Shares (a).....           417,112
     47,531      Newmont Mining Corp. .......................................         1,542,856
      9,144      Nucor Corp. ................................................           446,684
     10,531      Phelps Dodge Corp. (a)......................................           403,759
     12,147      United States Steel Corp. ..................................           198,846
     10,041      Worthington Industries, Inc. ...............................           134,549
-----------------------------------------------------------------------------------------------
                                                                                      5,759,189
-----------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 3.8%
     13,547      Big Lots, Inc. (a)..........................................           203,747
     53,738      Costco Wholesale Corp. (a)..................................         1,966,811
     10,007      Dillard's, Inc., Class A Shares.............................           134,794
     39,635      Dollar General Corp. .......................................           723,735
     20,414      Family Dollar Stores, Inc. .................................           778,794
     22,587      Federated Department Stores, Inc. ..........................           832,331

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 3.8% (CONTINUED)
     31,441      J.C. Penney Co., Inc. ......................................    $      529,781
     39,907      Kohl's Corp. (a)............................................         2,050,422
     34,177      May Department Stores Co. ..................................           760,780
     16,008      Nordstrom, Inc. ............................................           312,476
     37,501      Sears Roebuck & Co. ........................................         1,261,534
    107,388      Target Corp. ...............................................         4,063,562
    521,440      Wal-Mart Stores Inc. .......................................        27,985,685
-----------------------------------------------------------------------------------------------
                                                                                     41,604,452
-----------------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.4%
     63,893      The AES Corp. (a)...........................................           405,721
     43,830      Calpine Corp. (a)...........................................           289,278
     36,302      CenterPoint Energy, Inc. ...................................           295,861
    105,188      Duke Energy Corp. ..........................................         2,098,501
     43,418      Dynegy Inc., Class A Shares.................................           182,356
     48,511      Mirant Corp. (a)............................................           140,682
     60,492      Williams Cos., Inc. ........................................           477,887
-----------------------------------------------------------------------------------------------
                                                                                      3,890,286
-----------------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
     87,142      Xerox Corp. (a).............................................           922,834
-----------------------------------------------------------------------------------------------
OIL AND GAS -- 4.9%
     10,627      Amerada Hess Corp. .........................................           522,636
     29,369      Anadarko Petroleum Corp. ...................................         1,306,039
     18,833      Apache Corp. ...............................................         1,225,275
      8,127      Ashland, Inc. ..............................................           249,336
     23,805      Burlington Resources, Inc. .................................         1,287,136
    126,220      ChevronTexaco Corp. ........................................         9,113,084
     79,982      ConocoPhillips..............................................         4,383,014
     27,112      Devon Energy Corp. .........................................         1,447,781
     70,933      El Paso Energy Corp. .......................................           573,139
     13,726      EOG Resources, Inc. ........................................           574,296
    794,874      Exxon Mobil Corp. ..........................................        28,543,925
     11,795      Kerr-McGee Corp. ...........................................           528,416
     36,863      Marathon Oil Corp. .........................................           971,340
     44,739      Occidental Petroleum Corp. .................................         1,500,993
      9,065      Sunoco, Inc. ...............................................           342,113
     30,628      Unocal Corp. ...............................................           878,717
-----------------------------------------------------------------------------------------------
                                                                                     53,447,240
-----------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.4%
      6,800      Boise Cascade Corp. ........................................           162,520
     29,455      Georgia Pacific Corp. ......................................           558,172
     56,510      International Paper Co. ....................................         2,019,102
     12,557      Louisiana Pacific Corp. (a).................................           136,118
     23,768      MeadWestvaco Corp. .........................................           587,070
     25,874      Weyerhaeuser Co. ...........................................         1,397,196
-----------------------------------------------------------------------------------------------
                                                                                      4,860,178
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.5%
      6,956      Alberto Culver Co., Class B Shares..........................    $      355,452
     27,758      Avon Products, Inc. ........................................         1,726,548
    123,336      The Gillette Co. ...........................................         3,929,485
-----------------------------------------------------------------------------------------------
                                                                                      6,011,485
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 9.5%
    184,589      Abbott Laboratories.........................................         8,077,615
     15,360      Allergan, Inc. .............................................         1,184,256
    228,874      Bristol-Myers Squibb Co. ...................................         6,213,929
    132,696      Eli Lilly & Co. ............................................         9,152,043
     42,791      Forest Laboratories, Inc., Class A Shares (a)...............         2,342,807
    350,980      Johnson & Johnson...........................................        18,145,666
     28,602      King Pharmaceuticals, Inc. (a)..............................           422,166
    265,306      Merck & Co. Inc. ...........................................        16,064,278
    941,692      Pfizer Inc. (c).............................................        32,158,782
    173,144      Schering-Plough Corp. ......................................         3,220,478
     12,662      Watson Pharmaceuticals, Inc. (a)............................           511,165
    156,726      Wyeth.......................................................         7,138,869
-----------------------------------------------------------------------------------------------
                                                                                    104,632,054
-----------------------------------------------------------------------------------------------
REAL ESTATE -- 0.4%
     10,962      Apartment Investment & Management Co., Class A Shares.......           379,285
     48,614      Equity Office Properties Trust..............................         1,313,064
     31,820      Equity Residential Properties Trust.........................           825,729
     21,877      Plum Creek Timber Co., Inc. ................................           567,708
     21,848      Simon Property Group, Inc. .................................           852,727
-----------------------------------------------------------------------------------------------
                                                                                      3,938,513
-----------------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.4%
     44,415      Burlington Northern Santa Fe Corp. .........................         1,263,163
     25,301      CSX Corp. ..................................................           761,307
     45,968      Norfolk Southern Corp. .....................................           882,586
     29,965      Union Pacific Corp. ........................................         1,738,569
-----------------------------------------------------------------------------------------------
                                                                                      4,645,625
-----------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 3.2%
     41,200      Advanced Micro Devices, Inc. (a)............................           264,092
     45,263      Altera Corp. (a)............................................           742,313
     42,946      Analog Devices, Inc. (a)....................................         1,495,380
    195,036      Applied Materials, Inc. (a).................................         3,093,271
     36,527      Applied Micro Circuits Corp. (a)............................           220,988
     32,527      Broadcom Corp., Class A Shares (a)..........................           810,248
    782,864      Intel Corp. ................................................        16,271,045
     22,463      KLA-Tencor Corp. (a)........................................         1,044,305
     36,941      Linear Technology Corp. ....................................         1,189,870
     43,116      LSI Logic Corp. (a).........................................           305,261
     38,099      Maxim Integrated Products, Inc. ............................         1,302,605
     72,114      Micron Technology, Inc. (a).................................           838,686
     21,504      National Semiconductor Corp. (a)............................           424,059

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 3.2% (CONTINUED)
     17,740      Novellus Systems, Inc. (a)..................................    $      649,657
     18,816      NVIDIA Corp. (a)............................................           432,956
     19,530      PMC-Sierra, Inc. (a)........................................           229,087
     11,086      QLogic Corp. (a)............................................           535,786
     21,560      Teradyne, Inc. (a)..........................................           373,204
    204,691      Texas Instruments Inc. .....................................         3,602,562
     40,012      Xilinx, Inc. (a)............................................         1,012,704
-----------------------------------------------------------------------------------------------
                                                                                     34,838,079
-----------------------------------------------------------------------------------------------
SOFTWARE -- 4.5%
     27,398      Adobe Systems, Inc. ........................................           878,654
     13,657      Autodesk, Inc. .............................................           220,697
     27,732      BMC Software, Inc. (a)......................................           452,864
     20,240      Citrix Systems, Inc. (a)....................................           412,086
     67,675      Computer Associates International, Inc. ....................         1,507,799
     44,253      Compuware Corp. (a).........................................           255,340
     16,845      Electronic Arts Inc. (a)....................................         1,246,362
     24,190      Intuit Inc. (a).............................................         1,077,181
     10,081      Mercury Interactive Corp. (a)...............................           389,227
  1,264,050      Microsoft Corp. ............................................        32,372,315
     43,193      Novell, Inc. (a)............................................           133,034
    622,718      Oracle Corp. (a)............................................         7,485,070
     29,808      Parametric Technology, Inc. (a).............................            90,914
     37,095      PeopleSoft, Inc. (a)........................................           652,501
     57,219      Siebel Systems, Inc. (a)....................................           545,869
     17,548      Symantec Corp. (a)..........................................           769,655
     48,491      VERITAS Software Corp. (a)..................................         1,390,237
-----------------------------------------------------------------------------------------------
                                                                                     49,879,805
-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3%
     34,615      AutoNation, Inc. (a)........................................           544,148
     11,550      AutoZone, Inc. (a)..........................................           877,454
     34,665      Bed Bath and Beyond, Inc. (a)...............................         1,345,349
     37,892      Best Buy Co., Inc. (a)......................................         1,664,217
     24,614      Circuit City Stores-Circuit City Group......................           216,603
    104,362      The Gap, Inc. ..............................................         1,957,831
    274,724      The Home Depot, Inc. .......................................         9,098,859
     62,055      Limited Brands..............................................           961,852
     92,256      Lowe's Cos., Inc. ..........................................         3,962,395
     36,241      Office Depot, Inc. (a)......................................           525,857
     19,809      RadioShack Corp. ...........................................           521,175
     17,735      The Sherwin-Williams Co. ...................................           476,717
     56,154      Staples, Inc. (a)...........................................         1,030,426
     17,133      Tiffany & Co. ..............................................           559,906
     62,096      The TJX Cos., Inc. .........................................         1,169,889
     25,038      Toys "R" Us, Inc. (a).......................................           303,461
-----------------------------------------------------------------------------------------------
                                                                                     25,216,139
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             EQUITY INDEX PORTFOLIO

  SHARES                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
TEXTILES AND APPAREL -- 0.3%
     15,093      Jones Apparel Group, Inc. (a)...............................    $      441,621
     12,492      Liz Claiborne, Inc. ........................................           440,343
     31,225      NIKE Inc., Class B Shares...................................         1,670,225
      7,139      Reebok International Ltd. (a)...............................           240,085
     12,717      VF Corp. ...................................................           431,996
-----------------------------------------------------------------------------------------------
                                                                                      3,224,270
-----------------------------------------------------------------------------------------------
TOBACCO -- 1.1%
    244,325      Altria Group, Inc. .........................................        11,102,128
     10,032      R.J. Reynolds Tobacco Holdings, Inc. .......................           373,291
     19,817      UST Inc. ...................................................           694,190
-----------------------------------------------------------------------------------------------
                                                                                     12,169,609
-----------------------------------------------------------------------------------------------
TRADING COMPANIES AND DISTRIBUTORS -- 0.1%
     20,711      Genuine Parts Co. ..........................................           662,959
     10,760      W.W. Grainger, Inc. ........................................           503,138
-----------------------------------------------------------------------------------------------
                                                                                      1,166,097
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
    319,570      AT&T Wireless Services Inc. (a).............................         2,623,670
    121,328      Nextel Communications, Inc., Class A Shares (a).............         2,193,610
    117,376      Sprint Corp. (PCS Group) (a)................................           674,912
-----------------------------------------------------------------------------------------------
                                                                                      5,492,192
-----------------------------------------------------------------------------------------------
                 TOTAL COMMON STOCK (Cost -- $1,279,022,977).................     1,063,226,860
-----------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                   SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.0%
-----------------------------------------------------------------------------------------------
U.S. TREASURY BILL -- 0.4%
$ 4,825,000      United States Treasury Bill, zero coupon due 9/11/03 (d)
                 (Cost -- $4,814,328)........................................         4,814,328
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.6%
 28,655,000      Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at
                   maturity -- $28,655,836; (Fully collateralized by various
                   U.S. government and agency obligations,
                   3.500% to 11.500% due 11/15/04 to 2/15/26; Market
                   value -- $29,228,103)
                   (Cost -- $28,655,000).....................................        28,655,000
-----------------------------------------------------------------------------------------------
                 TOTAL SHORT-TERM INVESTMENTS (Cost -- $33,469,328)..........        33,469,328
-----------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%
                 (Cost -- $1,312,492,305*)...................................    $1,096,696,188
-----------------------------------------------------------------------------------------------

(a) Non-income producing security.
(b) Subsequent to the reporting period, the company changed its name to Dell
    Inc.
(c) All or a portion of this security is segregated for open futures contracts commitments (See Note 5).
(d) All or a portion of this security is held as collateral for open futures contracts commitments (See Note 5).
 *  Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
COMMON STOCK -- 97.6%
---------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.4%
  1,090      The Boeing Co. .............................................    $   37,409
  1,500      Lockheed Martin Corp. ......................................        71,355
---------------------------------------------------------------------------------------
                                                                                108,764
---------------------------------------------------------------------------------------
BANKS -- 9.7%
  1,790      Bank of America Corp. ......................................       141,464
  4,760      The Bank of New York Co., Inc. .............................       136,850
  2,390      Bank One Corp. .............................................        88,860
  1,400      Fifth Third Bancorp.........................................        80,276
  2,380      FleetBoston Financial Corp. ................................        70,710
  2,400      U.S. Bancorp................................................        58,800
    990      Wachovia Corp. .............................................        39,560
  2,670      Wells Fargo & Co. ..........................................       134,568
---------------------------------------------------------------------------------------
                                                                                751,088
---------------------------------------------------------------------------------------
BEVERAGES -- 1.5%
  2,670      PepsiCo, Inc. ..............................................       118,815
---------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 2.9%
  2,568      Amgen Inc.+.................................................       170,618
  1,390      Cephalon, Inc.+.............................................        57,212
---------------------------------------------------------------------------------------
                                                                                227,830
---------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.0%
  1,000      American Standard Cos. Inc.+................................        73,930
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 1.5%
    700      Avery Dennison Corp. .......................................        35,140
  2,680      Paychex, Inc. ..............................................        78,551
---------------------------------------------------------------------------------------
                                                                                113,691
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.6%
  5,860      Cisco Systems, Inc.+........................................        97,803
  2,560      Comverse Technology, Inc.+..................................        38,477
  3,950      Nokia Oyj, Sponsored ADR....................................        64,898
---------------------------------------------------------------------------------------
                                                                                201,178
---------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 3.5%
  4,260      Dell Computer Corp.+++......................................       136,150
  4,500      Hewlett-Packard Co. ........................................        95,850
  8,090      Sun Microsystems, Inc.+.....................................        37,214
---------------------------------------------------------------------------------------
                                                                                269,214
---------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.4%
  2,490      Smurfit-Stone Container Corp.+..............................        32,445
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.1%
  1,090      American Express Co. .......................................    $   45,573
    890      Freddie Mac.................................................        45,185
  1,290      The Goldman Sachs Group, Inc. ..............................       108,038
  1,980      J.P. Morgan Chase & Co. ....................................        67,676
  2,000      MBNA Corp. .................................................        41,680
  1,880      Merrill Lynch & Co., Inc. ..................................        87,758
---------------------------------------------------------------------------------------
                                                                                395,910
---------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
  3,270      Verizon Communications Inc. ................................       129,002
---------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.0%
  1,690      Consolidated Edison, Inc. ..................................        73,143
  1,090      Exelon Corp. ...............................................        65,193
  1,690      Progress Energy, Inc. ......................................        74,191
  1,300      Xcel Energy, Inc. ..........................................        19,552
---------------------------------------------------------------------------------------
                                                                                232,079
---------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 1.3%
  2,000      ENSCO International Inc. ...................................        53,800
  2,180      Transocean Sedco Forex Inc.+................................        47,895
---------------------------------------------------------------------------------------
                                                                                101,695
---------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 1.1%
  4,270      Safeway Inc.+...............................................        87,364
---------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.0%
  2,290      Kraft Foods, Inc., Class A Shares...........................        74,540
---------------------------------------------------------------------------------------
GAS UTILITIES -- 0.6%
  2,400      NiSource Inc. ..............................................        45,600
---------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 0.7%
  1,300      Guidant Corp. ..............................................        57,707
---------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.7%
  4,000      McDonald's Corp. ...........................................        88,240
  1,380      MGM MIRAGE+.................................................        47,168
---------------------------------------------------------------------------------------
                                                                                135,408
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.2%
  2,290      Kimberly-Clark Corp. .......................................       119,401
    600      The Procter & Gamble Co. ...................................        53,508
---------------------------------------------------------------------------------------
                                                                                172,909
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 3.7%
  6,560      General Electric Co. .......................................       188,141
  5,370      Tyco International Ltd. ....................................       101,923
---------------------------------------------------------------------------------------
                                                                                290,064
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
INSURANCE -- 3.7%
  2,400      American International Group, Inc. .........................    $  132,432
     23      Berkshire Hathaway Inc., Class B Shares+....................        55,890
  1,390      Marsh & McLennan Cos., Inc. ................................        70,987
    300      XL Capital Ltd., Class A Shares.............................        24,900
---------------------------------------------------------------------------------------
                                                                                284,209
---------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 1.3%
  4,700      Electronic Data Systems Corp. ..............................       100,815
---------------------------------------------------------------------------------------
MACHINERY -- 1.7%
    890      Cummins Inc. ...............................................        31,942
  1,690      Navistar International Corp.+...............................        55,145
    640      PACCAR Inc. ................................................        43,238
---------------------------------------------------------------------------------------
                                                                                130,325
---------------------------------------------------------------------------------------
MEDIA -- 5.7%
  2,080      Interactive Corp.+..........................................        82,306
  2,900      Comcast Corp., Class A Shares+..............................        87,522
  2,490      Comcast Corp., Special Class A Shares+......................        71,787
  5,217      Liberty Media Corp., Class A Shares+........................        60,309
  5,150      The News Corp. Ltd., Preferred Shares ADR...................       129,008
  2,300      UnitedGlobalCom, Inc., Class A Shares+......................        11,891
---------------------------------------------------------------------------------------
                                                                                442,823
---------------------------------------------------------------------------------------
METALS AND MINING -- 2.0%
  4,760      Alcoa Inc. .................................................       121,380
  1,880      Barrick Gold Corp. .........................................        33,652
---------------------------------------------------------------------------------------
                                                                                155,032
---------------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.2%
  2,760      Costco Wholesale Corp.+.....................................       101,016
  1,780      Federated Department Stores, Inc. ..........................        65,593
---------------------------------------------------------------------------------------
                                                                                166,609
---------------------------------------------------------------------------------------
OIL AND GAS -- 6.0%
  1,400      ChevronTexaco Corp. ........................................       101,080
  6,000      Exxon Mobil Corp. ..........................................       215,458
  1,100      Occidental Petroleum Corp. .................................        36,905
  1,500      Total S.A. ADR..............................................       113,700
---------------------------------------------------------------------------------------
                                                                                467,143
---------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.5%
  1,000      International Paper Co. ....................................        35,730
---------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.7%
    590      Avon Products, Inc. ........................................        36,698
  2,880      The Estee Lauder Cos, Inc., Class A Shares..................        96,566
---------------------------------------------------------------------------------------
                                                                                133,264
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

SHARES                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 11.4%
    190      Eli Lilly & Co. ............................................    $   13,104
  1,400      Johnson & Johnson...........................................        72,380
  1,200      Merck & Co. Inc. ...........................................        72,660
  1,540      Mylan Laboratories Inc. ....................................        53,546
  8,300      Pfizer Inc. ................................................       283,445
  5,990      Schering-Plough Corp. ......................................       111,414
  3,460      Teva Pharmaceutical Industries Ltd., Sponsored ADR..........       196,978
  1,700      Wyeth.......................................................        77,435
---------------------------------------------------------------------------------------
                                                                                880,962
---------------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
    690      iStar Financial Inc. .......................................        25,185
---------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.6%
    890      Canadian National Railway Co. ..............................        42,951
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 2.5%
  4,600      ASML Holding N.V., NY Registered Shares+....................        43,976
  4,080      Infineon Technologies AG ADR+...............................        39,127
  4,570      Intel Corp. ................................................        94,983
  2,200      LSI Logic Corp.+............................................        15,576
---------------------------------------------------------------------------------------
                                                                                193,662
---------------------------------------------------------------------------------------
SOFTWARE -- 5.3%
  4,660      BMC Software, Inc.+.........................................        76,098
  6,320      Microsoft Corp. ............................................       161,855
  4,660      Oracle Corp.+...............................................        56,013
  4,000      VERITAS Software Corp.+.....................................       114,680
---------------------------------------------------------------------------------------
                                                                                408,646
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.9%
  4,080      Best Buy Co., Inc.+.........................................       179,194
  3,770      The Home Depot, Inc. .......................................       124,862
---------------------------------------------------------------------------------------
                                                                                304,056
---------------------------------------------------------------------------------------
TOBACCO -- 0.9%
  1,590      Altria Group, Inc. .........................................        72,250
---------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
 12,200      AT&T Wireless Services Inc.+................................       100,162
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $6,992,039).....................     7,563,057
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                 SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

 FACE
AMOUNT                                 SECURITY                                VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
$185,000     Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at
               maturity -- $185,005;
               (Fully collateralized by various U.S. government and
               agency obligations,
               3.500% to 11.250% due 11/15/04 to 2/15/26; Market
               value -- $188,700)
               (Cost -- $185,000)........................................    $  185,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $7,177,039*).......................................    $7,748,057
---------------------------------------------------------------------------------------

 +   Non-income producing security.
++   Subsequent to the reporting period, the company changed its name to Dell Inc.
 *   Aggregate cost for Federal income tax purposes is
     substantially the same.
     Abbreviation used in this schedule:
     ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                 SALOMON BROTHERS VARIABLE EMERGING GROWTH FUND

 SHARES                                 SECURITY                                VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 92.7%
----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 3.4%
   5,850      L-3 Communications Holdings, Inc.+..........................    $  254,416
----------------------------------------------------------------------------------------
BANKS -- 5.1%
  17,850      Roslyn Bancorp, Inc.........................................       383,597
----------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 22.7%
   6,420      Alkermes, Inc.+.............................................        69,015
   4,700      Amgen Inc.+.................................................       312,268
   7,375      Chiron Corp.+...............................................       322,435
   2,150      Genentech, Inc.+............................................       155,058
   4,848      Genzyme Corp. -- Biosurgery Division+.......................         9,599
   3,610      Genzyme Corp. -- General Division+..........................       150,898
   7,150      IDEC Pharmaceuticals Corp.+.................................       243,100
   7,228      ImClone Systems Inc.+.......................................       228,549
   8,200      Isis Pharmaceuticals, Inc.+.................................        43,460
   4,146      Millennium Pharmaceuticals, Inc.+...........................        65,217
   4,860      Nanogen, Inc.+..............................................        14,288
   6,410      Vertex Pharmaceuticals Inc.+................................        93,586
----------------------------------------------------------------------------------------
                                                                               1,707,473
----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.5%
  14,700      C-COR.net Corp.+............................................        72,030
   7,000      Nokia Oyj...................................................       115,010
----------------------------------------------------------------------------------------
                                                                                 187,040
----------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 6.2%
   3,500      Drexler Technology Corp.+...................................        54,250
  38,162      Maxtor Corp.+...............................................       286,597
  31,500      Quantum Corp. -- DLT & Storage Systems+.....................       127,575
----------------------------------------------------------------------------------------
                                                                                 468,422
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.5%
   4,650      Lehman Brothers Holdings Inc................................       309,132
   2,250      Merrill Lynch & Co., Inc....................................       105,030
----------------------------------------------------------------------------------------
                                                                                 414,162
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
   1,000      AT&T Corp...................................................        19,250
----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 1.8%
   5,750      Excel Technology, Inc.+.....................................       131,272
----------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 6.5%
   7,600      Core Laboratories N.V.+.....................................        82,080
  13,250      Grant Prideco, Inc.+........................................       155,688
   6,050      Weatherford International Ltd.+.............................       253,495
----------------------------------------------------------------------------------------
                                                                                 491,263
----------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 3.7%
   5,460      UnitedHealth Group Inc......................................       274,365
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                 SALOMON BROTHERS VARIABLE EMERGING GROWTH FUND

 SHARES                                 SECURITY                                VALUE
----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 3.3%
  13,134      Tyco International Ltd. ....................................    $  249,283
----------------------------------------------------------------------------------------
MEDIA -- 14.3%
  10,400      AOL Time Warner Inc.+.......................................       167,336
   6,520      Cablevision Systems -- NY Group, Class A Shares+............       135,355
   1,617      Comcast Corp., Class A Shares+..............................        48,801
   7,525      Comcast Corp., Special Class A Shares+......................       216,946
  19,200      Liberty Media Corp., Class A Shares+........................       221,952
   5,153      Viacom Inc., Class B Shares+................................       224,980
   5,600      World Wrestling Federation Entertainment, Inc. .............        57,624
----------------------------------------------------------------------------------------
                                                                               1,072,994
----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 10.7%
   5,280      Forest Laboratories, Inc., Class A Shares+..................       289,080
   2,300      Johnson & Johnson...........................................       118,910
   1,500      Pfizer Inc. ................................................        51,225
  16,900      SICOR Inc.+.................................................       343,747
----------------------------------------------------------------------------------------
                                                                                 802,962
----------------------------------------------------------------------------------------
REAL ESTATE -- 0.0%
       3      Corrections Corp. of America+...............................            76
----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 5.2%
   6,500      Cirrus Logic, Inc.+.........................................        26,130
   9,425      Intel Corp. ................................................       195,889
   7,555      Micron Technology, Inc.+....................................        87,865
   5,400      Standard Microsystems Corp.+................................        81,918
----------------------------------------------------------------------------------------
                                                                                 391,802
----------------------------------------------------------------------------------------
SOFTWARE -- 1.3%
   3,800      Microsoft Corp. ............................................        97,318
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
   1,930      AT&T Wireless Services Inc.+................................        15,845
----------------------------------------------------------------------------------------
              TOTAL COMMON STOCK (Cost -- $9,700,219).....................     6,961,540
----------------------------------------------------------------------------------------
 FACE
AMOUNT                                  SECURITY                                VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.3%
$552,000      Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at
                maturity -- $552,016;
                (Fully collateralized various U.S. government and agency
                obligations,
                0.000% to 11.250% due 11/15/04 to 2/15/26; Market
                value -- $563,040)
                (Cost -- $552,000)........................................       552,000
----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0%
              (Cost -- $10,252,219*)......................................    $7,513,540
----------------------------------------------------------------------------------------

+    Non-income producing security.
*    Aggregate cost for Federal income tax purposes is
     substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
              SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

       SHARES                                     SECURITY                              VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.9%
------------------------------------------------------------------------------------------------
AUSTRALIA -- 0.6%
         1,000          Macquarie Bank Ltd. ........................................  $   19,338
------------------------------------------------------------------------------------------------
CANADA -- 1.4%
         3,700          Patheon, Inc. ..............................................      40,937
------------------------------------------------------------------------------------------------
DENMARK -- 1.6%
         1,400          Novo Nordisk A/S, Class B Shares............................      49,084
------------------------------------------------------------------------------------------------
FINLAND -- 2.7%
         5,000          Nokia Oyj...................................................      82,286
------------------------------------------------------------------------------------------------
FRANCE -- 4.6%
         5,000          Axa.........................................................      77,699
           800          Total Fina Elf S.A., Sponsored ADR..........................      60,640
------------------------------------------------------------------------------------------------
                                                                                         138,339
------------------------------------------------------------------------------------------------
GERMANY -- 2.6%
           800          BASF AG, Sponsored ADR......................................      34,096
         1,500          SAP AG, Sponsored ADR.......................................      43,830
------------------------------------------------------------------------------------------------
                                                                                          77,926
------------------------------------------------------------------------------------------------
HONG KONG -- 3.8%
        14,000          Hutchinson Whampoa Ltd. ....................................      85,277
        25,000          Johnson Electric Holdings Ltd. .............................      31,097
------------------------------------------------------------------------------------------------
                                                                                         116,374
------------------------------------------------------------------------------------------------
IRELAND -- 10.8%
         6,500          Bank of Ireland.............................................      78,878
         2,500          CRH PLC.....................................................      39,252
        22,000          Irish Continental Group PLC.................................     211,301
------------------------------------------------------------------------------------------------
                                                                                         329,431
------------------------------------------------------------------------------------------------
ITALY -- 1.0%
         4,000          Saipem S.p.A. ..............................................      29,998
------------------------------------------------------------------------------------------------
JAPAN -- 17.6%
         2,000          Canon Inc. .................................................      91,944
         5,000          Dowa Mining Co., Ltd. ......................................      19,231
         2,200          Eisai Co., Ltd. ............................................      45,338
         2,000          Honda Motor Co., Ltd., Sponsored ADR........................      38,100
           400          Hoya Corp...................................................      27,600
         2,000          ITO-YOKADO CO., LTD. .......................................      47,975
           600          MABUCHI MOTOR CO., LTD. ....................................      45,956
         1,400          NTT DoCoMo, Inc., Sponsored ADR.............................      30,772
         1,800          Takeda Chemical Industries, Ltd. ...........................      66,530
         7,300          Terumo Corp. ...............................................     121,509
------------------------------------------------------------------------------------------------
                                                                                         534,955
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
              SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

       SHARES                                     SECURITY                              VALUE
------------------------------------------------------------------------------------------------
MEXICO -- 4.4%
        50,000          Wal-Mart de Mexico S.A. de CV...............................  $  134,456
------------------------------------------------------------------------------------------------
NETHERLANDS -- 4.9%
         1,000          Heineken N.V.+..............................................      35,543
           414          IHC Caland N.V. ............................................      21,172
         2,000          Royal Dutch Petroleum Co. ..................................      92,986
------------------------------------------------------------------------------------------------
                                                                                         149,701
------------------------------------------------------------------------------------------------
NORWAY -- 1.4%
        10,000          Tomra Systems ASA...........................................      42,974
------------------------------------------------------------------------------------------------
SINGAPORE -- 8.6%
         6,000          DBS Group Holdings Ltd. ....................................      35,099
        13,000          Singapore Press Holdings Ltd. ..............................     135,113
        10,000          Venture Manufacturing Ltd. .................................      91,438
------------------------------------------------------------------------------------------------
                                                                                         261,650
------------------------------------------------------------------------------------------------
SPAIN -- 3.7%
        11,000          Indra Sistemas S.A. ........................................     111,977
------------------------------------------------------------------------------------------------
SWEDEN -- 0.6%
         2,000          Assa Abloy AB, Class B Shares...............................      19,387
------------------------------------------------------------------------------------------------
SWITZERLAND -- 8.3%
         3,500          Mettler-Toledo International Inc.+..........................     128,275
           300          Nestle S.A. ................................................      62,038
         1,100          UBS AG......................................................      61,324
------------------------------------------------------------------------------------------------
                                                                                         251,637
------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 20.3%
         2,800          BOC Group PLC...............................................      35,984
         7,800          BP PLC......................................................      54,181
        30,000          Capita Group PLC............................................     112,067
         7,000          Compass Group PLC...........................................      37,806
         3,000          Diageo PLC..................................................      32,083
         2,000          GlaxoSmithKline PLC.........................................      40,430
         2,300          HBOS PLC....................................................      29,824
           800          HSBC Holdings PLC, Sponsored ADR............................      47,288
        10,000          Kingfisher PLC..............................................      45,827
         7,700          Misys PLC...................................................      32,709
        40,000          Serco Group PLC.............................................     105,931
        12,267          Tesco PLC...................................................      44,455
------------------------------------------------------------------------------------------------
                                                                                         618,585
------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK (Cost -- $2,635,959).....................   3,009,035
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
              SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

        FACE
       AMOUNT                                     SECURITY                              VALUE
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
       $32,000          Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at
                          maturity -- $32,001; (Fully collateralized by various U.S.
                          government and agency obligations, 3.500% to 11.250% due
                          11/15/04 to 2/15/26; Market value -- $32,640)
                          (Cost -- $32,000).........................................  $   32,000
------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0%
                        (Cost -- $2,667,959*).......................................  $3,041,035
------------------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:

  ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA          --   Bonds rated "AAA" have the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay
                  principal is extremely strong.
AA           --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A            --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                  economic conditions than bonds in higher rated categories.
BBB          --   Bonds rated "BBB" are regarded as having an adequate
                  capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse
                  economic conditions or changing circumstances are more
                  likely to lead to a weakened capacity to pay interest and
                  repay principal for bonds in this category than for bonds in higher rated categories.
BB, B, CCC,  --   Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CC and C          balance, as predominantly speculative with respect to the
                  issuer's capacity to pay interest and repay principal in
                  accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some
                  quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse
                  conditions.
D            --   Bonds rated "D" are in default, and payment of interest
                  and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa          --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                  generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
                  and principal is secure. While the various protective
                  elements are likely to change, such changes as can be
                  visualized are most unlikely to impair the fundamentally
                  strong position of such issues.
Aa           --   Bonds rated "Aa" are judged to be of high quality by all
                  standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated
                  lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of
                  protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
                  appear somewhat larger than in "Aaa" securities.
A            --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                  Factors giving security to principal and interest are
                  considered adequate but elements may be present which
                  suggest a susceptibility to impairment some time in the
                  future.
Baa          --   Bonds rated "Baa" are considered to be medium grade
                  obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security
                  appear adequate for the present but certain protective
                  elements may be lacking or may be characteristically
                  unreliable over any great length of time. Such bonds lack
                  outstanding investment characteristics and in fact have
                  speculative characteristics as well.
Ba           --   Bonds rated "Ba" are judged to have speculative elements;
                  their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                  moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position
                  characterizes bonds in this class.
B            --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long
                  period of time may be small.
Caa          --   Bonds rated "Caa" are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca           --   Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C            --   Bonds rated "C" are the lowest rated class of bonds, and
                  issues so rated can be regarded as having extremely poor
                  prospects of ever attaining any real investment standing.
NR           --   Indicates that the bond is not rated by Standard & Poor's or
                  Moody's.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                                  DIVERSIFIED
                                                                    MONEY          STRATEGIC
                                                                    MARKET           INCOME
                                                                     FUND          PORTFOLIO
----------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost......................................      $1,074,849      $ 81,475,140
  Short-term investments, at cost...........................              --        15,734,000
  Foreign currency, at cost.................................              --                --
----------------------------------------------------------------------------------------------
  Investments, at value.....................................      $1,074,849      $ 84,893,780
  Short-term investments, at value..........................              --        15,734,000
  Foreign currency, at value................................              --                --
  Cash......................................................              --               716
  Receivable from manager...................................           5,670                --
  Receivable for securities sold............................              --         4,391,099
  Dividends and interest receivable.........................              --         1,053,956
  Receivable for Fund shares sold...........................              --                --
  Receivable from broker - variation margin.................              --            21,094
  Prepaid expense...........................................              --            97,526
----------------------------------------------------------------------------------------------
  TOTAL ASSETS..............................................       1,080,519       106,192,171
----------------------------------------------------------------------------------------------
LIABILITIES:
  Bank overdraft............................................             997                --
  Dividends payable.........................................             340                --
  Payable for securities purchased..........................              --        17,796,732
  Payable for open forward foreign currency contracts (Note
     6).....................................................              --                --
  Payable for Fund shares purchased.........................              --            73,249
  Investment advisory fees payable..........................              --            33,495
  Administration fees payable...............................              --            14,887
  Distribution plan fees payable............................              --                --
  Accrued expenses..........................................          27,971            53,138
----------------------------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................          29,308        17,971,501
----------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................      $1,051,211      $ 88,220,670
----------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of beneficial interest..........................      $    1,051      $      9,399
  Capital paid in excess of par value.......................       1,050,160        92,432,935
  Undistributed net investment income.......................              --         2,295,100
  Accumulated net investment loss...........................              --                --
  Accumulated net realized gain (loss) from investment
     transactions
     and futures contracts..................................              --        (9,862,299)
  Net unrealized appreciation (depreciation) of investments, futures contracts
     and foreign currencies.................................              --         3,345,535
----------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................      $1,051,211      $ 88,220,670
----------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Class I Shares............................................       1,051,211         9,399,418
  Class II Shares...........................................              --                --
----------------------------------------------------------------------------------------------
NET ASSET VALUE:
  Class I Shares............................................           $1.00             $9.39
  Class II Shares...........................................              --                --
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

-----------------------------------------------------------
                                              JUNE 30, 2003

      ALL CAP         EQUITY         GROWTH       EMERGING     INTERNATIONAL
       VALUE          INDEX         & INCOME       GROWTH         EQUITY
       FUND         PORTFOLIO         FUND          FUND           FUND
----------------------------------------------------------------------------
    $ 5,372,436   $1,279,022,977   $ 6,992,039   $ 9,700,219    $2,635,959
         50,000       33,469,328       185,000       552,000        32,000
             --               --            --            --           424
----------------------------------------------------------------------------
    $ 5,011,075   $1,063,226,860   $ 7,563,057   $ 6,961,540    $3,009,035
         50,000       33,469,328       185,000       552,000        32,000
             --               --            --            --           424
            891          198,441           888           282           505
          4,329               --            --            --            --
             --               --        55,525            --        83,250
          6,917        1,307,164         8,016           592        13,170
             --        1,931,258            --        14,279            --
             --               --            --            --            --
             --               --            --            --            --
----------------------------------------------------------------------------
      5,073,212    1,100,133,051     7,812,486     7,528,693     3,138,384
----------------------------------------------------------------------------
             --               --            --            --            --
             --               --            --            --            --
             --               --        58,597            --            --
             --               --            --            --           461
          7,180           25,853         9,082        50,812        13,506
             --          250,151         3,168         5,189         1,997
             --           54,425         1,408         1,233           470
             --           31,820            --             1            --
         12,772           59,757        18,431        14,944        27,125
----------------------------------------------------------------------------
         19,952          422,006        90,686        72,179        43,559
----------------------------------------------------------------------------
    $ 5,053,260   $1,099,711,045   $ 7,721,800   $ 7,456,514    $3,094,825
----------------------------------------------------------------------------
    $     1,762   $       46,077   $     1,926   $       446    $      471
      6,794,156    1,348,899,025     8,585,469    11,353,900     2,557,803
             --        7,213,594         3,379            --            --
         (8,337)              --            --       (53,245)       (9,357)
     (1,372,960)     (39,903,813)   (1,439,990)   (1,105,908)      171,215
       (361,361)    (216,543,838)      571,016    (2,738,679)      374,693
----------------------------------------------------------------------------
    $ 5,053,260   $1,099,711,045   $ 7,721,800   $ 7,456,514    $3,094,825
----------------------------------------------------------------------------
      1,762,022       41,743,883     1,926,368       443,339       471,003
             --        4,333,103            --         2,667            --
----------------------------------------------------------------------------
          $2.87           $23.87         $4.01        $16.72         $6.57
             --           $23.85            --        $16.70            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                                    DIVERSIFIED
                                                                     MONEY           STRATEGIC
                                                                    MARKET            INCOME
                                                                   PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................       $  8,008         $2,605,657
  Dividends.................................................             --             17,619
  Less: Foreign withholding tax.............................             --                 --
-----------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................          8,008          2,623,276
-----------------------------------------------------------------------------------------------
EXPENSES:
  Audit and legal...........................................         11,041             13,430
  Custody...................................................          9,955             29,900
  Shareholder communications (Note 13)......................          4,525              7,095
  Investment advisory fees (Note 3).........................          1,952            182,414
  Shareholder servicing fees (Note 13)......................          1,810              2,534
  Administration fees (Note 3)..............................          1,301             81,073
  Trustees' fees............................................            724              1,460
  Registration fees.........................................            181                 --
  Distribution plan fees (Note 13)..........................             --                 --
  License fees..............................................             --                 --
  Other.....................................................            724              2,365
-----------------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................         32,213            320,271
  Less: Investment advisory and administration fee waiver
        and expense reimbursement (Note 3)..................        (25,832)                --
-----------------------------------------------------------------------------------------------
  NET EXPENSES..............................................          6,381            320,271
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)................................          1,627          2,303,005
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCIES (NOTES 4, 5 AND 6):
  Realized Gain (Loss) From:
     Investment transactions................................             --            897,802
     Futures contracts......................................             --            601,603
     Foreign currency transactions..........................             --                965
-----------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)..................................             --          1,500,370
-----------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) From:
     Investments............................................             --          2,220,607
     Foreign currencies.....................................             --            239,016
-----------------------------------------------------------------------------------------------
  CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)......             --          2,459,623
-----------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN
  CURRENCIES................................................             --          3,959,993
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................       $  1,627         $6,262,998
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

---------------------------------------------------------
                   FOR THE SIX MONTHS ENDED JUNE 30, 2003

     ALL CAP           EQUITY            GROWTH          EMERGING        INTERNATIONAL
      VALUE            INDEX            & INCOME          GROWTH            EQUITY
      FUND           PORTFOLIO            FUND             FUND              FUND
--------------------------------------------------------------------------------------
    $     207       $    288,451       $      956       $    1,218         $    741
       31,870          8,261,654           57,250           12,617           43,202
         (250)                --           (1,049)            (319)          (4,254)
--------------------------------------------------------------------------------------
       31,827          8,550,105           57,157           13,516           39,689
--------------------------------------------------------------------------------------
       11,446             15,274           13,051           12,636           12,670
        5,855             28,207            8,851            4,468            8,690
        3,028             53,339            6,018           16,532            8,085
       10,593          1,203,726           15,462           23,567           13,000
           27              4,963               20               30               28
        4,708            288,894            6,872            6,284            3,059
          916             10,509              917              802              975
           --                 --               --               --               --
           --            112,416               --                1               --
           --             48,149               --               --               --
        1,779              5,343            1,014            1,068            1,032
--------------------------------------------------------------------------------------
       38,352          1,770,820           52,205           65,388           47,539
           --                 --               --               --               --
--------------------------------------------------------------------------------------
       38,352          1,770,820           52,205           65,388           47,539
--------------------------------------------------------------------------------------
       (6,525)         6,779,285            4,952          (51,872)          (7,850)
--------------------------------------------------------------------------------------
     (218,999)        (1,528,473)        (322,016)          32,645          182,300
           --          6,448,026               --               --               --
          (96)                --               --               --              180
--------------------------------------------------------------------------------------
     (219,095)         4,919,553         (322,016)          32,645          182,480
--------------------------------------------------------------------------------------
      911,516         99,086,501        1,250,491        1,201,599           29,258
           --                 --               (2)              --              426
--------------------------------------------------------------------------------------
      911,516         99,086,501        1,250,489        1,201,599           29,684
--------------------------------------------------------------------------------------
      692,421        104,006,054          928,473        1,234,244          212,164
--------------------------------------------------------------------------------------
    $ 685,896       $110,785,339       $  933,425       $1,182,372         $204,314
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                            DIVERSIFIED
                                                                MONEY        STRATEGIC
                                                                MARKET        INCOME
                                                              PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $    1,627    $ 2,303,005
  Net realized gain (loss)..................................          --      1,500,370
  Change in net unrealized appreciation (depreciation)......          --      2,459,623
---------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................       1,627      6,262,998
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND 14):
  Net investment income.....................................      (1,627)            --
---------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................      (1,627)            --
---------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 15):
  Net proceeds from sale of shares..........................     145,841      9,072,236
  Net asset value of shares issued for reinvestment of
     dividends..............................................       1,519             --
  Cost of shares reacquired.................................    (709,346)    (5,123,988)
---------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS...........................................    (561,986)     3,948,248
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................    (561,986)    10,211,246
NET ASSETS:
  Beginning of period.......................................   1,613,197     78,009,424
---------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $1,051,211    $88,220,670
---------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........          --     $2,295,100
---------------------------------------------------------------------------------------
* Includes accumulated net investment loss of:..............          --             --
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

-----------------------------------------------------------
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

     ALL CAP         EQUITY         GROWTH      EMERGING    INTERNATIONAL
      VALUE          INDEX         & INCOME      GROWTH        EQUITY
       FUND        PORTFOLIO         FUND         FUND          FUND
-------------------------------------------------------------------------
    $   (6,525)  $    6,779,285   $    4,952   $  (51,872)   $   (7,850)
      (219,095)       4,919,553     (322,016)      32,645       182,480
       911,516       99,086,501    1,250,489    1,201,599        29,684
-------------------------------------------------------------------------
       685,896      110,785,339      933,425    1,182,372       204,314
-------------------------------------------------------------------------
            --               --           --           --            --
-------------------------------------------------------------------------
            --               --           --           --            --
-------------------------------------------------------------------------
         5,782       94,599,213      692,564      772,834         1,501
            --               --           --           --            --
      (372,573)     (22,334,532)    (681,025)    (473,709)     (392,610)
-------------------------------------------------------------------------
      (366,791)      72,264,681       11,539      299,125      (391,109)
-------------------------------------------------------------------------
       319,105      183,050,020      944,964    1,481,497      (186,795)
     4,734,155      916,661,025    6,776,836    5,975,017     3,281,620
-------------------------------------------------------------------------
    $5,053,260   $1,099,711,045   $7,721,800   $7,456,514    $3,094,825
-------------------------------------------------------------------------
            --       $7,213,594       $3,379           --            --
-------------------------------------------------------------------------
       $(8,337)              --           --     $(53,245)      $(9,357)
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                             DIVERSIFIED
                                                                 MONEY        STRATEGIC
                                                                MARKET          INCOME
                                                                 FUND         PORTFOLIO
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $    12,525    $  4,578,346
  Net realized gain (loss)..................................           --      (3,163,788)
  Change in net unrealized appreciation (depreciation)......           --       2,275,488
-----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........       12,525       3,690,046
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND 14):
  Net investment income.....................................      (12,525)     (7,410,806)
  Net realized gains........................................           --              --
-----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................      (12,525)     (7,410,806)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 15):
  Net proceeds from sale of shares..........................    3,934,835      11,644,494
  Net asset value of shares issued for reinvestment of
     dividends..............................................       11,946       7,410,806
  Cost of shares reacquired.................................   (5,139,889)    (16,723,637)
-----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS...........................................   (1,193,108)      2,331,663
-----------------------------------------------------------------------------------------
DECREASE IN NET ASSETS......................................   (1,193,108)     (1,389,097)
NET ASSETS:
  Beginning of year.........................................    2,806,305      79,398,521
-----------------------------------------------------------------------------------------
  END OF YEAR*..............................................  $ 1,613,197    $ 78,009,424
-----------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment
  income of:................................................           --         $(8,870)
-----------------------------------------------------------------------------------------
* Includes accumulated net investment loss of:..............           --              --
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

-----------------------------------------------------------
                       FOR THE YEAR ENDED DECEMBER 31, 2002

      ALL CAP        EQUITY         GROWTH       EMERGING     INTERNATIONAL
       VALUE          INDEX        & INCOME       GROWTH         EQUITY
       FUND         PORTFOLIO        FUND          FUND           FUND
---------------------------------------------------------------------------
    $   (28,458)  $  12,270,917   $     3,419   $  (108,250)   $   (40,631)
     (1,153,961)    (33,846,341)     (979,910)      249,125         92,831
     (1,233,198)   (219,511,681)   (1,357,742)   (4,035,588)    (1,137,343)
---------------------------------------------------------------------------
     (2,415,617)   (241,087,105)   (2,334,233)   (3,894,713)    (1,085,143)
---------------------------------------------------------------------------
       (291,619)    (22,298,625)      (43,900)           --             --
     (1,932,654)             --      (431,895)   (1,418,185)      (550,874)
---------------------------------------------------------------------------
     (2,224,273)    (22,298,625)     (475,795)   (1,418,185)      (550,874)
---------------------------------------------------------------------------
      8,722,666     206,817,634       222,292       199,892         10,791
      2,224,273      22,298,625       475,795     1,418,185        550,874
    (10,248,835)    (42,622,765)   (2,197,892)   (3,075,541)    (1,197,539)
---------------------------------------------------------------------------
        698,104     186,493,494    (1,499,805)   (1,457,464)      (635,874)
---------------------------------------------------------------------------
     (3,941,786)    (76,892,236)   (4,309,833)   (6,770,362)    (2,271,891)
      8,675,941     993,553,261    11,086,669    12,745,379      5,553,511
---------------------------------------------------------------------------
    $ 4,734,155   $ 916,661,025   $ 6,776,836   $ 5,975,017    $ 3,281,620
---------------------------------------------------------------------------
        $(1,716)       $434,309       $(1,573)           --             --
---------------------------------------------------------------------------
             --              --            --       $(1,373)       $(1,687)
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Salomon Brothers Variable Money Market Fund ("Money Market Fund"), Diversified Strategic Income Portfolio, Salomon Brothers Variable All Cap Value Fund ("All Cap Value Fund"), Equity Index Portfolio, Salomon Brothers Variable Growth & Income Fund ("Growth & Income Fund"), Salomon Brothers Variable Emerging Growth Fund ("Emerging Growth Fund") and Salomon Brothers Variable International Equity Fund ("International Equity Fund") ("Fund(s)") are separate investment funds of the Greenwich Street Series Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as a diversified, open-ended management investment company. Shares of the Trust can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies, including affiliates of the investment manager. The Trust offers three other funds: Appreciation, Fundamental Value and Intermediate High Grade Portfolios. The financial statements and financial highlights for the other funds are presented in a separate shareholder report.

     The significant accounting policies consistently followed by the Funds are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued at the mean between the bid and asked prices at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date;
(h) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise tax; (j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, certain Funds may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

     2.  DIVIDENDS

     The Money Market Fund declares dividends daily from net investment income and distributes such dividends monthly. Net realized capital gains, if any, are declared and distributed at least annually.

     In addition, the other Funds distribute dividends and capital gains, if any, at least annually.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     3. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     The Trust, on behalf of the Diversified Strategic Income Portfolio has entered into an investment advisory agreement with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc., ("Citigroup").

     The Trust, on behalf of the Equity Index Portfolio, has entered into an investment advisory agreement with the Travelers Investment Management Company ("TIMCO"), another indirect wholly-owned subsidiary of Citigroup. On June 24, 2002, shareholders of the Equity Index Portfolio approved a new investment advisory agreement with TIMCO. Under the investment advisory agreement, the Fund pays an investment advisory fee calculated at an annual rate of their respective average daily net assets. The fee is calculated daily and paid monthly. For the six months ended June 30, 2003, for the Money Market Fund, SBAM has waived all of its investment advisory fee amounting to $1,952.

     The respective advisers and the annual rates are as follows:

                 FUND                                    ADVISER                   RATE
---------------------------------------------------------------------------------------
Money Market Fund                        Salomon Brothers Asset Management Inc     0.30%
Diversified Strategic Income Portfolio   Smith Barney Fund Management LLC          0.45
All Cap Value Fund                       Salomon Brothers Asset Management Inc     0.45
Equity Index Portfolio                   Travelers Investment Management Company   0.25
Growth & Income Fund                     Salomon Brothers Asset Management Inc     0.45
Emerging Growth Fund                     Salomon Brothers Asset Management Inc     0.75
International Equity Fund                Salomon Brothers Asset Management Inc     0.85
---------------------------------------------------------------------------------------

     Citigroup Asset Management Ltd. ("CAM Ltd.") serves as sub-investment adviser to the Diversified Strategic Income Portfolio and is paid a monthly fee by SBFM calculated at an annual rate of 0.15% of the Fund's average daily net assets. The Diversified Strategic Income Portfolio does not make any direct payments to CAM Ltd. The sub-advisory agreement between the Fund, SBFM and Smith Barney Global Capital Management Inc. was transferred and assigned to CAM Ltd. on March 14, 2003.

     The Trust, on behalf of the Funds, has also entered into an administration agreement with SBFM. Under the agreement, each Fund pays an administration fee calculated at an annual rate of 0.20% of the average daily net assets; except for the Equity Index Portfolio which pays an administration fee of 0.06%. These fees are calculated daily and paid monthly. For the six months ended June 30, 2003, for the Money Market Fund, SBFM has waived all of its administration fee amounting to $1,301.

     In addition, SBFM has agreed to reimburse expenses in the amount of $22,579 on behalf of the Money Market Fund for the six months ended June 30, 2003.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2003, the Funds paid transfer agent fees totaling $7,592 to CTB.

     For the six months ended June 30, 2003, the All Cap Value Fund paid Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, brokerage commissions of $65.

     The Trust, on behalf of the Equity Index Portfolio and Emerging Growth Fund, has adopted a plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class II shares. The Plan provides that the Trust, on behalf of the Fund, shall pay a fee up to 0.25% of the average daily net assets of the Fund attributable to Class II shares.

     No officer, Director or employee of CGM or its affiliates receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     4.  INVESTMENTS

     During the six months ended June 30, 2003, the aggregate costs of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                            FUND                               PURCHASES       SALES
---------------------------------------------------------------------------------------
Diversified Strategic Income Portfolio......................  $99,340,325   $84,131,770
All Cap Value Fund..........................................      664,788     1,084,657
Equity Index Portfolio......................................   73,030,024     2,628,171
Growth & Income Fund........................................    2,588,822     2,705,800
Emerging Growth Fund........................................           --       234,963
International Equity Fund...................................      538,581       892,339
---------------------------------------------------------------------------------------

     At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                           NET UNREALIZED
                                                                                            APPRECIATION
                           FUND                             APPRECIATION   DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Diversified Strategic Income Portfolio....................  $ 4,570,185    $  (1,151,545)  $   3,418,640
All Cap Value Fund........................................      364,910         (726,271)       (361,361)
Equity Index Portfolio....................................   68,442,588     (284,238,705)   (215,796,117)
Growth & Income Fund......................................    1,011,439         (440,421)        571,018
Emerging Growth Fund......................................    1,303,234       (4,041,913)     (2,738,679)
International Equity Fund.................................      630,089         (257,013)        373,076
---------------------------------------------------------------------------------------------------------

     5.  FUTURES CONTRACTS

     The Diversified Strategic Income Portfolio, All Cap Value Fund, Equity Index Portfolio, Growth & Income Fund, Emerging Growth Fund and International Equity Fund may from time to time enter into futures contracts.

     Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     At June 30, 2003, the Diversified Strategic Income Portfolio and Equity Index Portfolio had the following open futures contracts:

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

                                             NUMBER OF                   BASIS        MARKET      UNREALIZED
                                             CONTRACTS   EXPIRATION      VALUE         DATE          LOSS
------------------------------------------------------------------------------------------------------------
TO BUY:
U.S. Treasury 5 Year Notes.................     30          9/03      $ 3,474,555   $ 3,453,750   $ (20,805)
U.S. Treasury 10 Year Notes................     35          9/03        4,162,632     4,110,313     (52,319)
------------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Open Futures
  Contracts................................                                                       $ (73,124)
------------------------------------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO

                                             NUMBER OF                   BASIS        MARKET      UNREALIZED
                                             CONTRACTS   EXPIRATION      VALUE         DATE          LOSS
------------------------------------------------------------------------------------------------------------
TO BUY:
S&P 500 Index..............................    135          9/03      $33,596,596   $32,848,875   $(747,721)
------------------------------------------------------------------------------------------------------------

     At June 30, 2003, the All Cap Value Fund, Growth & Income Fund, Emerging Growth Fund and International Equity Fund did not have any open futures contracts.

     6.  FORWARD FOREIGN CURRENCY CONTRACTS

     The Diversified Strategic Income Portfolio, Emerging Growth Fund and International Equity Fund have the ability to enter into forward foreign currency contracts.

     A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

     At June 30, 2003, the International Equity Fund had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

INTERNATIONAL EQUITY FUND

                                                             LOCAL      MARKET       SETTLEMENT   UNREALIZED
                     FOREIGN CURRENCY                       CURRENCY    VALUE           DATE         LOSS
------------------------------------------------------------------------------------------------------------
TO SELL:
Euro......................................................    6,760    $ 7,776         7/1/03       $ (57)
Euro......................................................   46,612     53,615         7/2/03        (361)
Norwegian Krone...........................................  157,683     21,859         7/3/03         (43)
------------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Open Forward Foreign Currency
  Contracts...............................................                                          $(461)
------------------------------------------------------------------------------------------------------------

     At June 30, 2003, the Diversified Strategic Income Portfolio and Emerging Growth Fund did not have any open forward foreign currency contracts.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     7.  REPURCHASE AGREEMENTS

     The Funds purchase (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

     8.  CONCENTRATION OF RISK

     Under normal market conditions, the Money Market Fund invests at least 25% of its assets in short-term bank instruments. Because of its concentration policy, the Portfolio may be subject to greater risk and market fluctuation than a portfolio that has securities representing a broader range of investment alternatives.

     9.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

     10.  SECURITIES TRADED ON A WHEN-ISSUED OR TO-BE-ANNOUNCED BASIS

     The Diversified Strategic Income Portfolio, All Cap Value Fund, Growth & Income Fund, Emerging Growth Fund and International Equity Fund may from time to time purchase securities on a when-issued or to-be-announced ("TBA") basis.

     In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into the TBA transaction, the custodian maintains cash, U.S. government securities or other liquid high grade debt obligations in a segregated account equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     At June 30, 2003, Diversified Strategic Income Portfolio held TBA securities with a total cost of $17,054,375.

     At June 30, 2003, the All Cap Value Fund, Growth & Income Fund, Emerging Growth Fund and International Equity Fund did not hold any TBA securities.

     11.  MORTGAGE ROLL TRANSACTIONS

     The Diversified Strategic Income Portfolio has the ability to participate in mortgage roll transactions.

     A mortgage roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to purchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income from the Fund, in securities exceeding the yield on the securities sold.

     At June 30, 2003, Diversified Strategic Income Portfolio had outstanding net contracts to repurchase mortgage-backed securities of $10,918,361 and $2,063,042 for scheduled settlements on July 14, 2003 and August 13, 2003.

     12.  LOAN PARTICIPATIONS

     The Diversified Strategic Income Portfolio invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity or a corporate borrower and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

     In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

     At June 30, 2003, Diversified Strategic Income Portfolio held loan participations with a total cost of $480,892.

     13.  CLASS SPECIFIC EXPENSES

     Pursuant to a Distribution Plan, each of Equity Index Portfolio, Emerging Growth Fund, All Cap Value Fund, Growth & Income Fund and International Equity Fund pay an annual distribution fee calculated at an annual rate of 0.25% of the average daily net assets of Class II shares. No Class II shares were outstanding for All Cap Value Fund, Growth & Income Fund and International Equity Fund. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                                 DISTRIBUTION
                                                                  PLAN FEES
                                                              ------------------
FUND                                                          CLASS I   CLASS II
--------------------------------------------------------------------------------
Equity Index Portfolio......................................       --   $112,416
Emerging Growth Fund........................................       --          1
--------------------------------------------------------------------------------

     For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                                                 SHAREHOLDER
                                                                SERVICING FEES
                                                              ------------------
FUND                                                          CLASS I   CLASS II
--------------------------------------------------------------------------------
Equity Index Portfolio......................................  $2,481      $2,482
Emerging Growth Fund........................................      29           1
--------------------------------------------------------------------------------

     For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                                                 SHAREHOLDER
                                                                COMMUNICATION
                                                                   EXPENSES
                                                              ------------------
FUND                                                          CLASS I   CLASS II
--------------------------------------------------------------------------------
Equity Index Portfolio......................................  $47,414     $5,925
Emerging Growth Fund........................................   16,530          2
--------------------------------------------------------------------------------

     14.  DISTRIBUTIONS PAID TO SHAREHOLDERS BY CLASS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003     DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Net investment income.......................................       $1,627               $12,525
Net realized gains..........................................           --                    --
--------------------------------------------------------------------------------------------------
Total.......................................................       $1,627               $12,525
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003     DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------
DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Net investment income.......................................           --           $ 7,410,806
Net realized gains..........................................           --                    --
--------------------------------------------------------------------------------------------------
Total.......................................................           --           $ 7,410,806
--------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND
Net investment income.......................................           --           $   291,619
Net realized gains..........................................           --             1,932,654
--------------------------------------------------------------------------------------------------
Total.......................................................           --           $ 2,224,273
--------------------------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO -- CLASS I SHARES
Net investment income.......................................           --           $20,594,191
Net realized gains..........................................           --                    --
--------------------------------------------------------------------------------------------------
Total.......................................................           --           $20,594,191
--------------------------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO -- CLASS II SHARES
Net investment income.......................................           --           $ 1,704,434
Net realized gains..........................................                                 --
--------------------------------------------------------------------------------------------------
Total.......................................................           --           $ 1,704,434
--------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
Net investment income.......................................           --           $    43,900
Net realized gains..........................................           --               431,895
--------------------------------------------------------------------------------------------------
Total.......................................................           --           $   475,795
--------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND -- CLASS I SHARES
Net investment income.......................................           --           $        --
Net realized gains..........................................           --             1,418,185
--------------------------------------------------------------------------------------------------
Total.......................................................           --           $ 1,418,185
--------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND -- CLASS II SHARES
Net investment income.......................................           --                    --
Net realized gains..........................................           --                    --
--------------------------------------------------------------------------------------------------
Total.......................................................           --                    --
--------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Net investment income.......................................           --           $        --
Net realized gains..........................................           --               550,874
--------------------------------------------------------------------------------------------------
Total.......................................................           --           $   550,874
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     15.  SHARES OF BENEFICIAL INTEREST

     At June 30, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

     Transactions in shares for each Fund were as follows:

                                                         SIX MONTHS ENDED              YEAR ENDED
                                                          JUNE 30, 2003             DECEMBER 31, 2002
                                                     ------------------------   -------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Shares sold........................................    145,841   $    145,841    3,934,835   $  3,934,835
Shares issued on reinvestment......................      1,519          1,519       11,946         11,946
Shares reacquired..................................   (709,346)      (709,346)  (5,139,889)    (5,139,889)
---------------------------------------------------------------------------------------------------------
Net Decrease.......................................   (561,986)  $   (561,986)  (1,193,108)  $ (1,193,108)
=========================================================================================================
DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Shares sold........................................    992,811   $  9,072,236    1,271,477   $ 11,644,494
Shares issued on reinvestment......................         --             --      849,663      7,410,806
Shares reacquired..................................   (569,815)    (5,123,988)  (1,841,600)   (16,723,637)
---------------------------------------------------------------------------------------------------------
Net Increase.......................................    422,996   $  3,948,248      279,540   $  2,331,663
=========================================================================================================
ALL CAP VALUE FUND
Shares sold........................................      4,210   $      5,782    1,429,435   $  8,722,666
Shares issued on reinvestment......................         --             --      845,731      2,224,273
Shares reacquired..................................   (142,859)      (372,573)  (1,796,510)   (10,248,835)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)............................   (138,649)  $   (366,791)     478,656   $    698,104
=========================================================================================================
EQUITY INDEX PORTFOLIO -- CLASS I SHARES
Shares sold........................................  3,798,864   $ 83,694,512    7,404,712   $183,765,319
Shares issued on reinvestment......................         --             --      942,555     20,594,191
Shares reacquired..................................   (859,553)   (18,844,069)  (1,336,167)   (32,369,186)
---------------------------------------------------------------------------------------------------------
Net Increase.......................................  2,939,311   $ 64,850,443    7,011,100   $171,990,324
=========================================================================================================
EQUITY INDEX PORTFOLIO -- CLASS II SHARES
Shares sold........................................    490,214   $ 10,904,701      928,488   $ 23,052,315
Shares issued on reinvestment......................         --             --       78,069      1,704,434
Shares reacquired..................................   (161,789)    (3,490,463)    (428,200)   (10,253,579)
---------------------------------------------------------------------------------------------------------
Net Increase.......................................    328,425   $  7,414,238      578,357   $ 14,503,170
=========================================================================================================
GROWTH & INCOME FUND
Shares sold........................................    188,079   $    692,564       60,146   $    222,292
Shares issued on reinvestment......................         --             --      129,389        475,795
Shares reacquired..................................   (187,543)      (681,025)    (524,563)    (2,197,892)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)............................        536   $     11,539     (335,028)  $ (1,499,805)
=========================================================================================================
EMERGING GROWTH FUND -- CLASS I SHARES
Shares sold........................................     45,678   $    728,064       12,438   $    199,892
Shares issued on reinvestment......................         --             --      100,581      1,418,185
Shares reacquired..................................    (32,583)      (473,702)    (173,451)    (3,075,541)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)............................     13,095   $    254,362      (60,432)  $ (1,457,464)
=========================================================================================================

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                         SIX MONTHS ENDED              YEAR ENDED
                                                          JUNE 30, 2003             DECEMBER 31, 2002
                                                     ------------------------   -------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------
EMERGING GROWTH FUND -- CLASS II SHARES
Shares sold........................................      2,668   $     44,770           --             --
Shares issued on reinvestment......................         --             --           --             --
Shares reacquired..................................         (1)            (7)          --             --
---------------------------------------------------------------------------------------------------------
Net Increase.......................................      2,667   $     44,763           --             --
=========================================================================================================
INTERNATIONAL EQUITY FUND
Shares sold........................................        242   $      1,501        1,528   $     10,791
Shares issued on reinvestment......................         --             --       83,527        550,874
Shares reacquired..................................    (66,541)      (392,610)    (157,512)    (1,197,539)
---------------------------------------------------------------------------------------------------------
Net Decrease.......................................    (66,299)  $   (391,109)     (72,457)  $   (635,874)
=========================================================================================================

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

MONEY MARKET FUND                        2003(1)        2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................       $1.000        $1.000       $1.000       $1.000       $1.000       $1.000
------------------------------------------------------------------------------------------------------------------
  Net investment income(2).........        0.001         0.005        0.029        0.052        0.040        0.043
  Dividends from net investment
     income........................       (0.001)       (0.005)      (0.029)      (0.052)      (0.040)      (0.043)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....       $1.000        $1.000       $1.000       $1.000       $1.000       $1.000
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)....................         0.12%++       0.52%        2.91%        5.32%        4.03%        4.40%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S)..........................       $1,051        $1,613       $2,806       $2,777       $4,726       $4,671
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)(4)...................         0.98%+        1.23%        1.25%        1.22%        1.25%        1.24%
  Net investment income............         0.25+         0.53         2.82         5.13         3.92         4.30
------------------------------------------------------------------------------------------------------------------

DIVERSIFIED STRATEGIC INCOME
PORTFOLIO                                2003(1)       2002(5)       2001(5)       2000(5)       1999(5)       1998(5)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................        $8.69         $9.13         $9.70        $10.44        $10.90        $10.89
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............         0.25          0.53          0.65          0.73          0.73          0.69
  Net realized and unrealized gain
     (loss)........................         0.45         (0.11)        (0.36)        (0.45)        (0.55)        (0.01)
-----------------------------------------------------------------------------------------------------------------------
Total Income From Operations.......         0.70          0.42          0.29          0.28          0.18          0.68
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............           --         (0.86)        (0.86)        (1.02)        (0.51)        (0.67)
  Net realized gains...............           --            --            --            --         (0.13)           --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions................           --         (0.86)        (0.86)        (1.02)        (0.64)        (0.67)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....        $9.39         $8.69         $9.13        $ 9.70        $10.44        $10.90
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.......................         8.06%++       4.84%         3.17%         2.80%         1.72%         6.41%
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S)..........................      $88,221       $78,009       $79,399       $70,142       $74,035       $80,970
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................         0.79%+        0.87%         0.76%         0.78%         0.78%         0.78%
  Net investment income............         5.68+         5.82          6.86          7.40          6.88          6.38
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............          109%          149%          118%          102%          111%           86%
-----------------------------------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2003 (unaudited).
(2) For the Money Market Fund, the Investment Adviser and Administrator waived all or part of their fees for the six months ended June 30, 2003 and years ended December 31, 2002, 2001, 2000, 1999 and 1998. The Investment Adviser also reimbursed expenses of $22,579, $29,796, $24,193, $5,374 and $7,100 for the six months ended June 30, 2003, and the years ended December 31, 2002, 2001, 2000 and 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                                       DECREASES TO
                                                      NET INVESTMENT
                                                     INCOME PER SHARE
                           --------------------------------------------------------------------
          FUND               2003        2002        2001        2000        1999        1998
          ----               ----        ----        ----        ----        ----        ----
  Money Market Fund....     $0.018      $0.017      $0.017      $0.007      $0.005      $0.005


                                                EXPENSE RATIOS WITHOUT
                                              WAIVERS AND REIMBURSEMENTS
                         ---------------------------------------------------------------------
          FUND             2003        2002        2001        2000        1999         1998
          ----             ----        ----        ----        ----        ----         ----
  Money Market Fund....   4.94%+       2.98%       2.59%       1.87%         1.74%        1.74%

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
(5) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

        ALL CAP VALUE FUND          2003(1)(2)      2002(2)         2001           2000           1999          1998(2)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............      $2.49          $6.10         $10.90         $12.06         $16.38         $15.31
------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)....      (0.00)*        (0.02)          0.29           0.52           0.67           0.53
  Net realized and unrealized gain
     (loss).......................       0.38          (1.75)         (1.91)          1.35          (1.15)          1.94
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations......................       0.38          (1.77)         (1.62)          1.87          (0.48)          2.47
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...........         --          (0.24)         (0.44)         (0.70)         (0.77)        (0.71)
  Net realized gains..............         --          (1.60)         (2.74)         (2.33)         (3.07)        (0.69)
------------------------------------------------------------------------------------------------------------------------
Total Distributions...............         --          (1.84)         (3.18)         (3.03)         (3.84)        (1.40)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....      $2.87          $2.49         $ 6.10         $10.90         $12.06         $16.38
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN......................      15.26%++      (30.65)%       (16.39)%        18.56%         (4.75)%       16.99%
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S).........................     $5,053         $4,734         $8,676        $14,562        $20,906        $37,495
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses........................       1.63%+         1.86%          0.97%          0.91%          0.87%         0.79%
  Net investment income (loss)....      (0.28)+        (0.44)          2.58           2.74           3.09           3.43
------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...........         14%            45%            40%             0%             3%           43%
------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX
PORTFOLIO - CLASS I SHARES        2003(1)(2)      2002(2)        2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........     $21.41         $28.21         $32.40         $35.86         $29.99         $23.59
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)......       0.16           0.32           0.34           0.36           0.39           0.36
  Net realized and unrealized
     gain (loss)................       2.30          (6.57)         (4.26)         (3.61)          5.77           6.33
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations....................       2.46          (6.25)         (3.92)         (3.25)          6.16           6.69
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.........         --          (0.55)         (0.27)         (0.19)         (0.12)        (0.08)
  Net realized gains............         --             --             --          (0.02)         (0.17)        (0.21)
----------------------------------------------------------------------------------------------------------------------
Total Distributions.............         --          (0.55)         (0.27)         (0.21)         (0.29)        (0.29)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD........................     $23.87         $21.41         $28.21         $32.40         $35.86         $29.99
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).................      11.49%++      (22.17)%       (12.12)%        (9.09)%        20.68%        28.46%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S).......................   $996,345       $830,854       $897,035       $819,913       $654,514      $177,167
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)(5)................       0.34%+         0.31%          0.23%          0.23%          0.28%         0.30%
  Net investment income.........       1.43+          1.32           1.17           1.03           1.20           1.36
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.........          0%             2%             2%             2%             3%            5%
----------------------------------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Investment Adviser waived all or part of its fees for the year ended December 31, 1998. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratio for Class I Shares would have been $0.02 and 0.42%, respectively.
     On June 24, 2002, the shareholders of the Equity Index Portfolio approved a new investment advisory agreement with TIMCO. The new investment advisory fee is 0.25% of the average daily net assets of the Fund.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of the 0.30% voluntary expense limitation for the ratio of expenses to average net assets, which became effective during 1998, the investment adviser will reimburse fees for the amount that exceeds the limitation. The Investment Adviser eliminated the voluntary expense limitations as of June 24, 2002.
 *   Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

  EQUITY INDEX PORTFOLIO - CLASS II SHARES     2003(1)(2)       2002(2)        2001(2)        2000(2)        1999(2)(3)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $21.43         $28.17         $32.36         $35.81            $31.71
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income......................       0.13           0.24           0.27           0.26              0.24
  Net realized and unrealized gain (loss)....       2.29          (6.54)         (4.26)         (3.59)             4.15
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations..........       2.42          (6.30)         (3.99)         (3.33)             4.39
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income......................         --          (0.44)         (0.20)         (0.10)           (0.12)
  Net realized gains.........................         --             --             --          (0.02)           (0.17)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions..........................         --          (0.44)         (0.20)         (0.12)           (0.29)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............     $23.85         $21.43         $28.17         $32.36            $35.81
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.................................      11.29%++      (22.37)%       (12.36)%        (9.32)%        13.96%++
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)............   $103,366        $85,807        $96,518        $71,508        $   27,372
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses...................................       0.60%+         0.56%          0.49%          0.50%           0.51%+
  Net investment income......................       1.17+          0.97           0.91           0.76             0.93+
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE......................          0%             2%             2%             2%               3%
-----------------------------------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period March 22, 1999 (inception date) to December 31, 1999.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

        GROWTH & INCOME FUND              2003(1)        2002         2001         2000         1999        1998(2)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................        $3.52         $4.90        $7.92       $16.47       $18.47       $18.54
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.............         0.00*         0.00*        0.03         0.17         0.30         0.27
  Net realized and unrealized gain
     (loss).........................         0.49         (1.14)       (1.04)        0.03         1.49         1.93
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations........................         0.49         (1.14)       (1.01)        0.20         1.79         2.20
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.............           --         (0.02)       (0.12)       (0.32)       (0.35)       (0.33)
  Net realized gains................           --         (0.22)       (1.89)       (8.43)       (3.44)       (1.94)
--------------------------------------------------------------------------------------------------------------------
Total Distributions.................           --         (0.24)       (2.01)       (8.75)       (3.79)       (2.27)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......        $4.01         $3.52        $4.90       $ 7.92       $16.47       $18.47
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN........................        13.92%++     (23.35)%     (13.14)%       4.52%       10.66%       11.88%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)...       $7,722        $6,777      $11,087      $16,159      $24,338      $35,781
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses..........................         1.52%+        1.36%        0.94%        0.91%        0.80%        0.72%
  Net investment income.............         0.14+         0.31         1.08         1.21         1.45
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.............           38%           46%          81%          55%          47%          13%
--------------------------------------------------------------------------------------------------------------------

     EMERGING GROWTH FUND -- CLASS I SHARES
                                           2003(1)(2)   2002(2)      2001(2)(3)   2000(3)      1999(3)      1998(2)(3)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................       $13.89       $25.98      $178.99      $231.77      $137.41      $118.09
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss...............        (0.12)       (0.25)       (0.50)       (2.17)       (1.82)       (1.05)
  Net realized and unrealized gain
     (loss).........................         2.95        (8.18)       (9.85)       66.22       125.37        41.86
------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations........................         2.83        (8.43)      (10.35)       64.05       123.55        40.81
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains................           --        (3.66)     (142.66)     (116.83)      (29.19)      (21.49)
------------------------------------------------------------------------------------------------------------------
Total Distributions.................           --        (3.66)     (142.66)     (116.83)      (29.19)      (21.49)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......       $16.72       $13.89      $ 25.98      $178.99      $231.77      $137.41
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN........................        20.37%++    (32.65)%      (5.32)%      27.27%      107.14%       37.14%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)...       $7,412       $5,975      $12,745      $18,646      $27,067      $21,147
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses..........................         2.08%+       1.56%        1.18%        1.18%        1.30%        1.28%
  Net investment loss...............        (1.65)+      (1.25)       (0.97)       (0.90)       (1.01)       (0.88)
------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.............            0%           4%           0%         122%         113%          98%
------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Per share amounts have been restated to reflect a 1 for 7 reverse stock split which was effective on September 7, 2001.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For the share of capital stock outstanding throughout the period ended June 30:

          EMERGING GROWTH FUND -- CLASS II SHARES                 2003(1)(2)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $15.64
----------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss.......................................         (0.01)
  Net realized and unrealized gain..........................          1.07
----------------------------------------------------------------------------
Total Income From Operations................................          1.06
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................        $16.70
----------------------------------------------------------------------------
TOTAL RETURN++..............................................          6.78%
----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)...........................           $45
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
  Expenses..................................................          2.31%
  Net investment loss.......................................         (1.96)
----------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....................................             0%
----------------------------------------------------------------------------

(1) For the period May 12, 2003 (inception date) to June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

      INTERNATIONAL EQUITY FUND            2003(1)      2002(2)      2001(2)(3)      2000(2)(3)      1999(3)      1998(2)(3)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................       $6.11        $9.11        $192.64         $331.20        $223.04         $188.48
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss................       (0.02)       (0.07)         (0.05)          (1.92)         (2.88)          (0.48)
  Net realized and unrealized gain
     (loss)..........................        0.48        (1.87)        (59.15)         (53.92)        136.96           36.00
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.........................        0.46        (1.94)        (59.20)         (55.84)        134.08           35.52
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income..............          --           --             --           (9.44)         (0.16)          (0.96)
  Net realized gains.................          --        (1.06)       (124.33)         (73.28)        (25.76)             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions..................          --        (1.06)       (124.33)         (82.72)        (25.92)          (0.96)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......       $6.57        $6.11        $  9.11         $192.64        $331.20         $223.04
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.........................        7.53%++    (21.82)%       (30.80)%        (18.90)%        66.20%          18.84%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)....      $3,095       $3,282         $5,554         $11,022        $24,370         $23,482
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses...........................        3.11%+       2.54%          1.41%           1.41%          1.33%           1.40%
  Net investment loss................       (0.51)+      (0.92)         (0.23)          (0.78)         (0.33)          (0.25)
-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..............          18%          28%             0%              1%            17%             30%
-----------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Per share amounts have been restated to reflect a 1 for 16 reverse stock split which was effective on September 7, 2001.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

Smith Barney Fund Management LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

TRUSTEES

Herbert Barg
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
   Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Oliver Asselin
Vice President and
Investment Officer

Sandip Bhagat, CFA
Vice President and
Investment Officer

John G. Goode
Vice President and
Investment Officer

Martin Hanley
Vice President and
Investment Officer

Michael Kagan
Vice President and
Investment Officer

John Lau
Vice President and
Investment Officer

Roger Lavan
Vice President and
Investment Officer

Jeff Russell
Vice President and
Investment Officer

Beth Semmel, CFA
Vice President and
Investment Officer

Peter Wilby
Vice President and
Investment Officer

David M. Zahn
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

EQUITY INDEX PORTFOLIO

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

SALOMON BROTHERS VARIABLE MONEY MARKET FUND

SALOMON BROTHERS VARIABLE EMERGING GROWTH FUND

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

The Funds are separate investment funds of the Greenwich Street Series Fund, a Massachusetts business trust.

                                        This report is submitted for the general information of the owners of the Greenwich Street Series Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust, which contains information concerning the Trust's investment policies, fees and expenses, as well as other pertinent information.

                                        S-6225 M (8/03)                  03-4964

ITEM 2. CODE OF ETHICS.

                  Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

        (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002


                Exhibit 99.906CERT Certifications pursuant to Section 906 of the
                                   Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

GREENWICH STREET SERIES FUND


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Greenwich Street Series Fund

Date:    August 28, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Greenwich Street Series Fund


Date:    August 28, 2003

By:      /s/ Richard Peteka
         (Richard Peteka)
         Chief Financial Officer of
         Greenwich Street Series Fund

Date:    August 28, 2003